UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

August 31, 2004

ETF-QTLY-1004

1.805775.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	1,437	$ 19,040
Decoma International, Inc. Class A (sub. vtg.)	1,920	15,839
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	1,489	12,403
Exide Technologies (a)	1,055	16,732
Gentex Corp.	3,308	113,597
Hayes Lemmerz International, Inc. (a)	1,319	16,949
Keystone Automotive Industries, Inc. (a)	944	20,957
LKQ Corp.	1,089	19,863
Modine Manufacturing Co.	1,736	51,733
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	412	2,217
R&B, Inc. (a)	1,167	23,293
Sports Resorts International, Inc. (a)	2,825	10,453
Tesma International, Inc. Class A (sub. vtg.)	506	12,276
		335,352
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,406	30,651
Distributors - 0.0%
Source Interlink Companies, Inc. (a)	1,652	14,488
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,100	21,054
Ameristar Casinos, Inc.	1,221	33,248
Applebee's International, Inc.	3,084	74,232
BJ's Restaurants, Inc. (a)	1,288	18,908
Bob Evans Farms, Inc.	1,413	35,382
Buffalo Wild Wings, Inc.	475	13,181
California Pizza Kitchen, Inc. (a)	848	16,188
CBRL Group, Inc.	1,832	58,404
Churchill Downs, Inc.	736	25,767
Cosi, Inc. (a)	2,462	12,778
Ctrip.com International Ltd. ADR	155	4,890
Empire Resorts, Inc. (a)	1,095	9,636
International Speedway Corp. Class A	1,104	58,402
Isle of Capri Casinos, Inc. (a)	1,413	25,801
Lone Star Steakhouse & Saloon, Inc.	928	21,520
Magna Entertainment Corp. Class A (a)	3,517	20,926
MTR Gaming Group, Inc. (a)	1,720	16,134
Multimedia Games, Inc. (a)	1,166	16,837
Navigant International, Inc. (a)	1,024	16,445
O'Charleys, Inc. (a)	1,088	17,669
P.F. Chang's China Bistro, Inc. (a)	827	34,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	1,406	$ 48,901
Papa John's International, Inc. (a)	864	24,805
Penn National Gaming, Inc. (a)	1,549	60,179
Rare Hospitality International, Inc. (a)	1,429	38,640
Red Robin Gourmet Burgers, Inc. (a)	848	29,655
Ryan's Restaurant Group, Inc. (a)	2,180	29,953
Scientific Games Corp. Class A (a)	3,646	62,091
Shuffle Master, Inc. (a)	1,034	34,267
Smith & Wollensky Restaurant Group, Inc. (a)	2,617	14,917
Sonic Corp. (a)	2,347	52,455
Starbucks Corp. (a)	16,899	730,713
The Cheesecake Factory, Inc. (a)	2,174	89,960
Wynn Resorts Ltd. (a)	3,541	136,683
		1,905,289
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	499	9,381
Brillian Corp. (a)	388	3,356
Craftmade International, Inc.	720	14,609
Dominion Homes, Inc. (a)	560	11,620
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,104	30,273
Flexsteel Industries, Inc.	944	16,803
Foamex International, Inc. (a)	1,885	5,938
Garmin Ltd.	4,473	174,044
Helen of Troy Ltd. (a)	1,141	30,807
Hooker Furniture Corp.	832	22,065
Interface, Inc. Class A (a)	3,081	21,998
Kimball International, Inc. Class B	1,517	20,631
Lifetime Hoan Corp.	488	7,657
Palm Harbor Homes, Inc. (a)	1,189	19,452
Stanley Furniture Co., Inc.	608	24,551
Technical Olympic USA, Inc.	1,759	44,890
Universal Electronics, Inc. (a)	1,368	22,121
		480,196
Internet & Catalog Retail - 3.4%
1-800 CONTACTS, Inc. (a)	736	10,370
1-800-FLOWERS.com, Inc. Class A (a)	1,916	14,255
Alloy, Inc. (a)	2,681	10,885
Amazon.com, Inc. (a)	17,028	649,448
Blue Nile, Inc.	731	19,035
Coldwater Creek, Inc. (a)	2,076	41,769
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Drugstore.com, Inc. (a)	3,485	$ 8,329
eBay, Inc. (a)	27,513	2,380,975
GSI Commerce, Inc. (a)	1,980	18,454
IAC/InterActiveCorp (a)	26,693	608,867
Insight Enterprises, Inc. (a)	2,312	36,992
J. Jill Group, Inc. (a)	1,112	20,116
Netflix, Inc. (a)	2,177	30,369
Orbitz, Inc. Class A	482	8,931
Overstock.com, Inc. (a)	832	26,083
PC Mall, Inc. (a)	611	7,992
Priceline.com, Inc. (a)	1,640	34,243
Provide Commerce, Inc.	467	8,630
Stamps.com, Inc.	1,662	24,797
ValueVision Media, Inc. Class A (a)	1,732	21,633
		3,982,173
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	848	22,150
Concord Camera Corp. (a)	1,604	2,695
JAKKS Pacific, Inc. (a)	1,325	25,944
Radica Games Ltd.	2,288	19,997
RC2 Corp. (a)	944	29,840
SCP Pool Corp.	1,509	63,665
		164,291
Media - 4.3%
ACME Communications, Inc. (a)	1,948	12,604
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,700	32,243
Beasley Broadcast Group, Inc. Class A (a)	1,008	15,120
Cadmus Communications Corp.	383	5,760
Carmike Cinemas, Inc.	656	22,304
Central European Media Enterprises Ltd. Class A (a)	1,463	39,764
Charter Communications, Inc. Class A (a)	13,665	43,591
Comcast Corp.:
Class A (a)	57,262	1,613,071
Class A (special) (a)	36,314	1,007,714
Crown Media Holdings, Inc. Class A (a)	3,949	29,144
Cumulus Media, Inc. Class A (a)	2,184	32,978
EchoStar Communications Corp. Class A (a)	9,283	284,524
Emmis Communications Corp. Class A (a)	2,072	39,886
Equity Marketing, Inc. (a)	1,085	12,803
Fisher Communications, Inc. (a)	400	19,280
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gemstar-TV Guide International, Inc. (a)	17,934	$ 94,692
Grey Global Group, Inc.	48	43,728
Harris Interactive, Inc. (a)	2,921	17,438
IMAX Corp. (a)	1,695	8,702
Insight Communications, Inc. Class A (a)	2,585	22,851
Knology, Inc.	2,129	7,388
Lakes Entertainment, Inc. (a)	1,826	17,457
Lamar Advertising Co. Class A (a)	3,717	162,396
Liberty Media International, Inc. Class A (a)	5,881	198,778
LodgeNet Entertainment Corp. (a)	1,221	17,778
MDC Partners, Inc. (a)	980	11,757
Mediacom Communications Corp. Class A (a)	4,465	27,906
Navarre Corp. (a)	429	6,688
New Frontier Media, Inc. (a)	1,569	12,191
NTL, Inc. (a)	3,692	200,513
Pixar (a)	2,184	169,740
Private Media Group, Inc. (a)	4,801	13,107
Radio One, Inc.:
Class A (a)	992	15,544
Class D (non-vtg.) (a)	3,397	52,993
Regent Communication, Inc. (a)	2,793	16,088
Reuters Group PLC sponsored ADR	1,365	47,215
Salem Communications Corp. Class A (a)	848	22,557
SBS Broadcasting SA (a)	1,237	43,295
Scholastic Corp. (a)	1,565	45,776
Sinclair Broadcast Group, Inc. Class A	2,172	17,376
Sirius Satellite Radio, Inc. (a)	52,034	120,719
Spanish Broadcasting System, Inc. Class A (a)	1,900	16,644
TiVo, Inc. (a)	3,177	13,661
UnitedGlobalCom, Inc. Class A (a)	17,017	115,716
Value Line, Inc.	448	16,912
WPP Group PLC sponsored ADR	909	41,023
XM Satellite Radio Holdings, Inc. Class A (a)	8,554	234,978
Young Broadcasting, Inc. Class A (a)	944	10,714
		5,075,107
Multiline Retail - 0.5%
Conn's, Inc.	1,181	17,963
Dollar Tree Stores, Inc. (a)	4,830	113,553
Fred's, Inc. Class A	2,006	27,903
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Holding Corp. (a)	3,881	$ 297,362
Tuesday Morning Corp. (a)	1,784	55,447
		512,228
Specialty Retail - 2.3%
AC Moore Arts & Crafts, Inc. (a)	928	18,866
American Eagle Outfitters, Inc. (a)	3,124	104,029
bebe Stores, Inc. (a)	1,632	29,653
Bed Bath & Beyond, Inc. (a)	12,663	473,849
Big 5 Sporting Goods Corp. (a)	1,136	21,754
Brookstone Co., Inc. (a)	1,178	18,554
Casual Male Retail Group, Inc. (a)	2,060	12,133
Charlotte Russe Holding, Inc. (a)	1,192	17,034
Charming Shoppes, Inc. (a)	5,503	37,751
Cost Plus, Inc. (a)	912	31,245
Deb Shops, Inc.	784	17,915
Dress Barn, Inc. (a)	1,405	23,281
Electronics Boutique Holding Corp. (a)	1,157	35,323
Finish Line, Inc. Class A	497	14,418
Goody's Family Clothing, Inc.	1,752	13,403
Guitar Center, Inc. (a)	1,024	41,943
Gymboree Corp. (a)	1,237	17,949
Hibbett Sporting Goods, Inc. (a)	1,104	20,060
Hollywood Entertainment Corp. (a)	2,617	26,406
Hot Topic, Inc. (a)	2,056	31,046
Jos. A. Bank Clothiers, Inc. (a)	540	14,564
Kirkland's, Inc. (a)	976	7,515
Monro Muffler Brake, Inc. (a)	816	16,761
Movie Gallery, Inc.	1,413	25,420
O'Reilly Automotive, Inc. (a)	2,216	87,333
Pacific Sunwear of California, Inc. (a)	2,996	57,403
PETCO Animal Supplies, Inc. (a)	2,360	78,163
PETsMART, Inc.	6,127	171,924
Pomeroy IT Solutions, Inc.	1,021	13,263
Rent-A-Center, Inc. (a)	3,252	97,885
Restoration Hardware, Inc. (a)	2,172	13,445
Ross Stores, Inc.	6,036	127,661
Select Comfort Corp. (a)	1,445	22,947
Sharper Image Corp. (a)	704	12,637
Shoe Carnival, Inc. (a)	884	10,139
Stage Stores, Inc. (a)	816	26,063
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	20,821	$ 597,146
Stein Mart, Inc. (a)	2,697	44,096
Steiner Leisure Ltd. (a)	896	19,148
TBC Corp. (a)	1,072	23,327
The Children's Place Retail Stores, Inc. (a)	1,285	25,199
Tractor Supply Co. (a)	1,847	64,313
Trans World Entertainment Corp. (a)	2,389	23,818
Tweeter Home Entertainment Group, Inc. (a)	1,752	10,004
Urban Outfitters, Inc. (a)	3,354	101,794
West Marine, Inc. (a)	960	17,366
Wet Seal, Inc. Class A (a)	1,493	1,851
Wilsons Leather Experts, Inc. (a)	1,704	10,054
		2,727,851
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	688	16,189
Columbia Sportswear Co. (a)	1,656	90,318
Deckers Outdoor Corp. (a)	929	27,275
Fossil, Inc. (a)	3,108	89,231
Haggar Corp.	1,152	21,358
K-Swiss, Inc. Class A	1,120	21,851
Oshkosh B'Gosh, Inc. Class A	608	12,385
Perry Ellis International, Inc. (a)	528	11,928
Quaker Fabric Corp.	2,220	14,785
Steven Madden Ltd. (a)	704	12,848
Tandy Brands Accessories, Inc.	1,080	14,580
Warnaco Group, Inc. (a)	1,944	39,152
		371,900
TOTAL CONSUMER DISCRETIONARY		15,599,526
CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	336	18,927
MGP Ingredients, Inc.	1,334	12,286
Robert Mondavi Corp. Class A (a)	512	21,048
		52,261
Food & Staples Retailing - 1.1%
Arden Group, Inc. Class A	272	22,304
Casey's General Stores, Inc.	1,988	32,822
Central European Distribution Corp. (a)	792	19,396
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Costco Wholesale Corp.	19,421	$ 799,563
Fresh Brands, Inc.	1,192	8,957
Ingles Markets, Inc. Class A	1,873	21,333
NeighborCare, Inc. (a)	1,768	44,890
Pathmark Stores, Inc. (a)	1,980	14,018
Performance Food Group Co. (a)	1,656	36,432
The Pantry, Inc. (a)	1,230	23,936
Topps Co., Inc.	2,044	19,152
United Natural Foods, Inc. (a)	1,604	39,715
Whole Foods Market, Inc.	2,566	199,455
Wild Oats Markets, Inc. (a)	1,684	14,870
		1,296,843
Food Products - 0.3%
Alico, Inc.	560	24,640
Bridgford Foods Corp.	2,028	17,238
Cal-Maine Foods, Inc.	1,186	12,833
Central Garden & Pet Co. Class A (a)	704	22,063
Farmer Brothers Co.	800	20,000
Hain Celestial Group, Inc. (a)	1,549	27,185
J&J Snack Foods Corp. (a)	464	19,943
Lancaster Colony Corp.	1,205	49,742
Lance, Inc.	1,588	24,217
Peet's Coffee & Tea, Inc. (a)	688	15,755
Riviana Foods, Inc.	608	16,112
Sanderson Farms, Inc.	840	28,720
SunOpta, Inc. (a)	3,052	19,900
		298,348
Household Products - 0.0%
WD-40 Co.	720	20,578
Personal Products - 0.1%
Chattem, Inc. (a)	1,088	33,173
Elizabeth Arden, Inc. (a)	976	20,096
First Years, Inc.	1,309	24,151
Inter Parfums, Inc.	991	12,011
Mannatech, Inc.	1,876	21,762
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Reliv International, Inc.	666	$ 5,927
USANA Health Sciences, Inc. (a)	864	25,142
		142,262
TOTAL CONSUMER STAPLES		1,810,292
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cal Dive International, Inc. (a)	1,429	42,684
Dawson Geophysical Co. (a)	234	4,633
Global Industries Ltd. (a)	4,946	26,461
Gulfmark Offshore, Inc. (a)	1,096	16,681
Horizon Offshore, Inc. (a)	3,229	1,808
Hydril Co. (a)	672	24,024
Lufkin Industries, Inc.	704	22,810
Patterson-UTI Energy, Inc.	6,088	105,444
Seabulk International, Inc. (a)	1,800	16,074
Tesco Corp. (a)	1,784	16,143
Torch Offshore, Inc. (a)	3,145	6,699
		283,461
Oil & Gas - 0.3%
Brigham Exploration Co. (a)	2,341	19,079
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,265	5,839
Clayton Williams Energy, Inc. (a)	496	8,839
Crosstex Energy, Inc.	315	11,734
Delta Petroleum Corp. (a)	2,623	28,958
Dorchester Minerals LP	1,237	24,975
Double Eagle Petroleum Co. (a)	842	12,941
Enterra Energy Trust	1,156	15,364
FX Energy, Inc. (a)	1,154	10,005
Golar LNG Ltd. (Nasdaq) (a)	2,437	34,045
Ivanhoe Energy, Inc. (a)	6,330	9,065
Knightsbridge Tankers Ltd.	717	19,761
Marine Petroleum Trust	493	15,416
Mission Resources Corp. (a)	2,663	12,489
Petroleum Development Corp. (a)	610	18,928
Syntroleum Corp. (a)	2,835	14,345
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
TC Pipelines LP	672	$ 23,486
The Exploration Co. of Delaware, Inc. (a)	2,761	10,354
		295,623
TOTAL ENERGY		579,084
FINANCIALS - 11.7%
Capital Markets - 1.1%
American Capital Strategies Ltd.	3,178	99,154
Ameritrade Holding Corp. (a)	18,459	210,248
Gladstone Capital Corp.	848	19,920
Harris & Harris Group, Inc. (a)	1,311	11,733
Investors Financial Services Corp.	2,693	124,901
Knight Trading Group, Inc. (a)	5,199	47,103
MFC Bancorp Ltd. (a)	960	16,944
Northern Trust Corp.	8,983	386,718
Sanders Morris Harris Group, Inc.	1,048	12,534
SEI Investments Co.	4,329	141,472
T. Rowe Price Group, Inc.	5,070	251,117
TradeStation Group, Inc. (a)	1,932	12,172
		1,334,016
Commercial Banks - 6.7%
1st Source Corp.	1,088	27,472
ABC Bancorp	1,184	21,490
Alabama National Bancorp, Delaware	642	38,366
Alliance Financial Corp.	627	17,086
Amcore Financial, Inc.	832	23,396
American National Bankshares, Inc.	876	20,586
American River Bankshares	768	15,936
AmericanWest Bancorp (a)	845	15,007
Associated Banc-Corp.	4,638	145,169
Banc Corp. (a)	2,553	16,467
BancFirst Corp.	328	19,978
BancTrust Financial Group, Inc.	1,168	21,001
Bank of Granite Corp.	880	16,720
Bank of the Ozarks, Inc.	768	20,122
Banner Corp.	784	22,313
BNC Bancorp	1,168	19,447
BOK Financial Corp. (a)	2,048	87,859
Boston Private Financial Holdings, Inc.	880	21,437
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Corp.	1,040	$ 17,212
Capital City Bank Group, Inc.	464	18,031
Cascade Bancorp	1,082	18,827
Cascade Financial Corp.	1,118	17,877
Cathay General Bancorp	811	56,502
Cavalry Bancorp, Inc.	1,280	20,480
Center Bancorp, Inc.	1,058	12,908
Center Financial Corp., California	1,437	24,458
Central Coast Bancorp (a)	968	18,876
Century Bancorp, Inc. Class A (non-vtg.)	528	16,658
Chemical Financial Corp.	944	32,389
Chester Valley Bancorp, Inc.	911	18,858
Citizens Banking Corp.	1,624	51,952
City Holding Co.	608	19,049
CNB Financial Corp.	1,305	18,492
CoBiz, Inc.	1,422	22,112
Colony Bankcorp, Inc.	846	20,177
Columbia Bancorp	592	17,121
Columbia Bancorp, Oregon	1,280	20,224
Columbia Banking Systems, Inc.	873	19,721
Commerce Bancshares, Inc.	2,886	139,480
Commercial Bankshares, Inc.	834	24,353
Community Bank of Northern Virginia	632	8,974
Community Banks, Inc.	540	14,942
Community First Bankshares, Inc.	1,221	39,280
Community Trust Bancorp, Inc.	568	17,131
Compass Bancshares, Inc.	5,246	242,628
CVB Financial Corp.	1,979	42,885
East West Bancorp, Inc.	2,106	76,300
Eastern Virgina Bankshares, Inc.	528	11,642
Farmers Capital Bank Corp.	576	19,077
Fidelity Southern Corp.	1,541	22,267
Fifth Third Bancorp	23,624	1,176,711
Financial Institutions, Inc.	704	15,616
First Bancorp, North Carolina	512	16,625
First Charter Corp.	1,349	31,175
First Citizen Bancshares, Inc.	320	37,443
First Citizens Banc Corp.	784	17,248
First Community Bancorp, California	656	26,706
First Community Bancshares, Inc.	368	11,743
First Financial Bancorp, Ohio	2,084	37,512
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Bankshares, Inc.	544	$ 22,244
First Financial Corp., Indiana	576	17,856
First Indiana Corp.	992	18,798
First M&F Corp.	671	22,479
First Mariner Bancorp, Inc. (a)	928	14,820
First Merchants Corp.	624	15,263
First Midwest Bancorp, Inc., Delaware	1,928	66,381
First Oak Brook Bancshares, Inc.	624	18,408
First of Long Island Corp.	464	19,817
First South Bancorp, Inc., Virginia	768	18,701
First United Corp.	940	19,270
Firstbank Corp., Michigan	813	23,073
FirstMerit Corp.	3,076	81,022
Flag Financial Corp.	1,600	21,504
FNB Corp., North Carolina	976	17,431
FNB Corp., Virginia	624	16,636
FNB Financial Services Corp.	1,072	19,210
Foothill Independent Bancorp	1,034	23,100
Frontier Financial Corp., Washington	432	14,990
Fulton Financial Corp.	4,780	101,001
GB&T Bancshares, Inc.	800	16,856
German American Bancorp	1,008	17,388
Glacier Bancorp, Inc.	980	27,616
Gold Banc Corp., Inc.	1,739	26,955
Greater Bay Bancorp	2,104	59,901
Greater Community Bancorp	1,292	18,463
Grupo Financiero Galicia SA sponsored ADR (a)	1,938	9,845
Hancock Holding Co.	1,375	42,708
Hanmi Financial Corp.	1,025	32,882
Harleysville National Corp., Pennsylvania	856	20,570
Heartland Financial USA, Inc.	768	13,801
Heritage Commerce Corp. (a)	1,429	21,549
Huntington Bancshares, Inc.	9,623	237,399
Independent Bank Corp., Massachusetts	640	19,162
Independent Bank Corp., Michigan	704	18,149
Integra Bank Corp.	880	18,014
Interchange Financial Services Corp.	816	19,829
International Bancshares Corp.	2,243	73,929
Lakeland Bancorp, Inc.	1,114	18,147
Lakeland Financial Corp.	715	22,880
LNB Bancorp, Inc.	1,008	19,888
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
LSB Bancshares, Inc.	1,072	$ 17,366
Main Street Banks, Inc.	704	19,642
MB Financial, Inc.	1,338	50,282
MBT Financial Corp.	1,088	20,813
Mercantile Bankshares Corp.	3,324	158,222
Merchants Bancshares, Inc.	815	22,119
Mid-State Bancshares	928	22,643
National Bankshares, Inc.	444	19,096
National Penn Bancshares, Inc.	992	29,869
NBT Bancorp, Inc.	1,333	29,739
Northern States Financial Corp.	770	21,456
Old Point Financial Corp.	681	20,546
Omega Financial Corp.	464	15,150
Pacific Capital Bancorp	1,542	44,070
Pennrock Financial Services Corp.	512	14,925
Penns Woods Bancorp, Inc.	497	25,223
Peoples Bancorp, Inc.	528	13,591
Pinnacle Financial Partners, Inc. (a)	310	6,631
Popular, Inc.	11,140	269,588
Premierwest Bancorp (a)	2,062	21,136
PrivateBancorp, Inc.	864	25,410
Prosperity Bancshares, Inc.	688	17,833
Provident Bankshares Corp.	1,262	39,968
Republic Bancorp, Inc.	2,633	38,731
Republic Bancorp, Inc. Class A	1,008	22,176
Republic First Bancorp, Inc. (a)	1,624	21,112
Riggs National Corp.	1,248	29,328
Royal Bancshares of Pennsylvania, Inc. Class A	718	16,694
Rurban Financial Corp. (a)	1,208	15,221
S&T Bancorp, Inc.	960	33,706
Sandy Spring Bancorp, Inc.	480	15,936
SCBT Financial Corp.	320	9,219
Seacoast Banking Corp., Florida	912	19,900
Security Bank Corp., Georgia	721	24,319
Shore Bancshares, Inc.	400	11,460
Sierra Bancorp	1,406	23,424
Signature Bank, New York	1,067	28,404
Silicon Valley Bancshares (a)	1,429	53,373
Simmons First National Corp. Class A	800	19,848
Sky Financial Group, Inc.	3,908	95,980
Slade's Ferry Bancorp	171	3,292
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
South Financial Group, Inc.	3,250	$ 92,430
Southern Community Financial Corp.	1,720	18,215
Southside Bancshares, Inc.	1,125	21,656
SouthTrust Corp.	14,032	580,223
Southwest Bancorp of Texas, Inc.	2,442	51,477
Southwest Bancorp, Inc., Oklahoma	1,024	18,944
State Financial Services Corp. Class A	704	19,958
Sterling Bancshares, Inc.	2,060	27,686
Sterling Financial Corp., Pennsylvania	1,000	24,450
Suffolk Bancorp	416	12,730
Summit Bancshares, Inc.	672	21,160
Sun Bancorp, Inc.	1,088	24,099
Sun Bancorp, Inc., New Jersey (a)	672	14,515
Susquehanna Bancshares, Inc., Pennsylvania	1,709	41,016
Taylor Capital Group, Inc.	832	19,011
Texas Capital Bancshares, Inc.	1,405	23,787
Texas Regional Bancshares, Inc. Class A	1,656	48,421
Trico Bancshares	1,056	20,064
Trustco Bank Corp., New York	3,177	41,301
Trustmark Corp.	1,880	56,362
UCBH Holdings, Inc.	1,461	58,659
UMB Financial Corp.	624	30,108
Umpqua Holdings Corp.	2,197	50,817
Union Bankshares Corp.	464	14,384
United Bankshares, Inc., West Virginia	1,445	47,916
United Community Banks, Inc., Georgia	1,540	36,344
United Security Bancshares, Inc.	496	13,144
United Security Bancshares, California	848	19,122
Unizan Financial Corp.	960	26,544
Vail Banks, Inc.	1,381	18,906
Virginia Financial Group, Inc.	496	16,368
Washington Trust Bancorp, Inc.	736	18,142
WesBanco, Inc.	720	19,944
West Bancorp., Inc.	924	15,024
West Coast Bancorp, Oregon	848	17,418
Westamerica Bancorp.	1,365	71,990
Westbank Corp.	196	4,147
Western Sierra Bancorp	648	20,159
Whitney Holding Corp.	1,672	68,886
Wilshire State Bank, California (a)	235	7,734
Wintrust Financial Corp.	640	35,123
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Yadkin Valley Bank & Trust Co.	1,280	$ 17,920
Yardville National Bancorp	752	21,763
Zions Bancorp	3,765	234,484
		7,859,441
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	255	6,977
Advanta Corp. Class A	399	8,958
Asta Funding, Inc.	1,024	15,124
Collegiate Funding Services, Inc.	1,210	15,972
CompuCredit Corp. (a)	2,168	40,780
Credit Acceptance Corp. (a)	2,196	41,109
Education Lending Group, Inc. (a)	1,438	23,051
First Cash Financial Services, Inc. (a)	842	16,200
QC Holdings, Inc.	870	12,128
United Panam Financial Corp. (a)	848	13,076
WFS Financial, Inc. (a)	1,736	78,762
World Acceptance Corp. (a)	992	22,151
		294,288
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)	1,502	25,354
eSpeed, Inc. Class A (a)	1,429	14,290
First Albany Companies, Inc.	1,121	9,775
Instinet Group, Inc. (a)	12,047	59,512
Medallion Financial Corp.	2,220	18,870
		127,801
Insurance - 1.4%
Alfa Corp.	3,261	45,165
American National Insurance Co.	1,104	104,880
American Physicians Capital, Inc. (a)	608	16,708
Arch Capital Group Ltd. (a)	1,403	51,350
Argonaut Group, Inc. (a)	1,453	26,648
Baldwin & Lyons, Inc. Class B	832	21,033
Ceres Group, Inc. (a)	3,225	17,447
Cincinnati Financial Corp.	6,852	276,478
Direct General Corp.	720	21,902
Donegal Group, Inc. Class A	228	4,469
EMC Insurance Group	800	14,920
Erie Indemnity Co. Class A	2,472	122,957
FPIC Insurance Group, Inc. (a)	864	20,658
Harleysville Group, Inc.	1,317	26,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	880	$ 24,130
IPC Holdings Ltd.	2,024	73,451
Kansas City Life Insurance Co.	544	22,129
Max Re Capital Ltd.	1,912	35,391
Millea Holdings, Inc. ADR	641	44,089
National Western Life Insurance Co. Class A (a)	128	20,177
Navigators Group, Inc. (a)	480	14,035
Ohio Casualty Corp. (a)	2,648	53,357
Philadelphia Consolidated Holding Corp. (a)	896	47,721
PMA Capital Corp. Class A	1,688	11,900
Presidential Life Corp.	1,533	26,904
Quanta Capital Holdings Ltd. (a)	2,300	21,252
SAFECO Corp.	5,538	266,765
Safety Insurance Group, Inc.	1,008	21,571
Selective Insurance Group, Inc.	1,121	38,708
State Auto Financial Corp.	1,720	51,755
The Midland Co.	880	23,602
Triad Guaranty, Inc. (a)	592	32,974
United Fire & Casualty Co.	448	27,149
Universal American Financial Corp. (a)	2,617	29,860
USI Holdings Corp. (a)	2,052	26,389
		1,684,080
Real Estate - 0.2%
Avatar Holdings, Inc. (a)	544	23,550
Capital Automotive (SBI)	1,285	39,668
Elbit Medical Imaging Ltd. (a)	1,814	15,238
Gladstone Commercial Corp.	1,232	20,094
Investors Real Estate Trust	2,633	26,462
Monmouth Real Estate Investment Corp. Class A	2,353	19,365
Price Legacy Corp.	2,067	38,860
Tarragon Realty Investors, Inc. (a)	1,192	16,247
		199,484
Thrifts & Mortgage Finance - 2.0%
Accredited Home Lenders Holding Co. (a)	960	38,179
Anchor BanCorp Wisconsin, Inc.	992	24,998
Bank Mutual Corp.	2,975	33,945
BankUnited Financial Corp. Class A (a)	1,072	30,316
Beverly Hills Bancorp, Inc.	2,657	25,295
Brookline Bancorp, Inc., Delaware	2,180	33,005
Camco Financial Corp.	1,218	18,392
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Capitol Federal Financial	2,693	$ 91,023
CFS Bancorp, Inc.	1,277	17,176
Charter Financial Corp.	800	26,152
Chesterfield Financial Corp.	162	5,022
Citizens First Bancorp, Inc.	864	18,274
Citizens South Banking Corp.	1,509	19,617
City Bank Lynnwood	544	17,843
Clifton Savings Bancorp, Inc.	1,057	12,156
Coastal Financial Corp.	1,607	22,530
Commercial Capital Bancorp, Inc.	2,246	48,671
Cooperative Bankshares, Inc.	720	16,020
Corus Bankshares, Inc.	992	42,527
Dime Community Bancorp, Inc.	1,629	27,090
E-Loan, Inc. (a)	3,693	7,866
ESB Financial Corp.	1,570	20,489
FFLC Bancorp, Inc.	799	21,581
Fidelity Bankshares, Inc.	720	25,999
First Busey Corp.	912	17,264
First Defiance Financial Corp.	880	22,986
First Federal Bancshares of Arkansas, Inc.	993	20,108
First Federal Capital Corp.	944	28,027
First Financial Holdings, Inc.	528	15,998
First Financial Service Corp.	736	18,900
First Niagara Financial Group, Inc.	3,959	49,844
First Pactrust Bancorp, Inc.	912	21,569
First Place Financial Corp.	944	17,747
Flushing Financial Corp.	976	17,636
FMS Financial Corp.	848	14,068
Harbor Florida Bancshares, Inc.	960	30,029
Heritage Financial Corp., Washington	998	20,210
HMN Financial, Inc.	751	19,902
Horizon Financial Corp.	1,205	23,136
Hudson City Bancorp, Inc.	8,109	277,571
Hudson River Bancorp, Inc.	1,184	21,087
Independence Community Bank Corp.	3,510	137,732
KNBT Bancorp, Inc.	1,259	21,290
LSB Corp.	1,057	19,555
MAF Bancorp., Inc.	1,396	58,395
MASSBANK Corp.	578	20,808
MutualFirst Financial, Inc.	864	19,872
NASB Financial, Inc.	544	19,992
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NetBank, Inc.	2,204	$ 23,451
New Century Financial Corp.	1,461	78,368
NewAlliance Bancshares, Inc.	4,808	65,870
NewMil Bancorp, Inc.	752	21,650
Northeast Pennsylvania Financial Corp.	960	16,128
Northwest Bancorp, Inc.	1,736	37,255
Pamrapo Bancorp, Inc.	733	16,418
Parkvale Financial Corp.	236	5,983
Partners Trust Financial Group, Inc.	2,012	20,140
People's Bank, Connecticut	3,372	111,242
Provident Bancorp, Inc., Delaware	1,697	19,091
PVF Capital Corp.	294	4,410
Riverview Bancorp, Inc.	969	19,777
Saxon Capital, Inc. (a)	1,349	33,927
Severn Bancorp, Inc.	560	19,970
Sound Federal Bancorp, Inc.	1,407	20,289
Sterling Financial Corp., Washington (a)	942	31,237
TierOne Corp.	848	18,096
Timberland Bancorp, Inc.	148	3,367
United Community Financial Corp., Ohio	1,456	16,278
Washington Federal, Inc.	3,173	81,736
Waypoint Financial Corp.	1,189	32,757
Willow Grove Bancorp, Inc.	976	16,124
		2,291,456
TOTAL FINANCIALS		13,790,566
HEALTH CARE - 13.7%
Biotechnology - 7.9%
Abgenix, Inc. (a)	4,002	39,820
AEterna Zentaris Laboratories, Inc. (a)	3,264	17,403
Affymetrix, Inc. (a)	2,520	70,056
Albany Molecular Research, Inc. (a)	1,485	15,503
Alexion Pharmaceuticals, Inc. (a)	1,157	18,929
Alkermes, Inc. (a)	4,109	43,679
Amgen, Inc. (a)	53,096	3,148,062
Amylin Pharmaceuticals, Inc. (a)	4,137	81,871
Angiotech Pharmaceuticals, Inc. (a)	3,649	62,704
Aphton Corp. (a)	2,415	9,539
Arena Pharmaceuticals, Inc. (a)	2,044	8,462
ARIAD Pharmaceuticals, Inc. (a)	1,964	9,349
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Array Biopharma, Inc. (a)	1,043	$ 7,092
Avant Immunotherapeutics, Inc. (a)	1,906	3,469
Axonyx, Inc. (a)	2,023	8,598
Biogen Idec, Inc. (a)	13,975	829,137
BioMarin Pharmaceutical, Inc. (a)	2,937	17,739
Biopure Corp. Class A (a)	2,325	1,302
Celgene Corp. (a)	3,461	196,412
Cell Genesys, Inc. (a)	2,044	16,945
Cell Therapeutics, Inc. (a)	1,620	9,185
Cephalon, Inc. (a)	2,296	107,935
Cepheid, Inc. (a)	1,027	7,908
Chiron Corp. (a)	8,087	342,727
Ciphergen Biosystems, Inc. (a)	1,461	5,771
Connetics Corp. (a)	1,477	37,885
Corgentech, Inc.	1,034	13,949
Corixa Corp. (a)	2,809	12,949
Cubist Pharmaceuticals, Inc. (a)	1,716	13,505
CuraGen Corp. (a)	3,177	16,584
Curis, Inc. (a)	2,737	10,948
CV Therapeutics, Inc. (a)	1,349	17,308
Cytogen Corp. (a)	1,020	10,537
Cytokinetics, Inc.	1,082	10,485
deCODE genetics, Inc. (a)	3,017	16,895
Dendreon Corp. (a)	2,405	23,641
Digene Corp. (a)	897	22,470
Diversa Corp. (a)	2,421	19,368
DOV Pharmaceutical, Inc. (a)	1,000	15,700
Dyax Corp. (a)	1,604	12,736
Dynavax Technologies Corp.	970	4,423
Encysive Pharmaceuticals, Inc. (a)	2,585	20,422
Enzon Pharmaceuticals, Inc. (a)	2,027	28,216
Exact Sciences Corp. (a)	1,016	4,877
Exelixis, Inc. (a)	3,677	28,681
Eyetech Pharmaceuticals, Inc.	1,597	55,448
Gen-Probe, Inc. (a)	2,064	74,510
Genaera Corp. (a)	3,056	10,329
Gene Logic, Inc. (a)	2,341	8,053
Genelabs Technologies, Inc. (a)	2,484	5,962
Genencor International, Inc. (a)	2,645	42,214
Genitope Corp.	944	8,647
Genta, Inc. (a)	3,437	8,971
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. - General Division (a)	9,655	$ 521,370
Geron Corp. (a)	1,668	9,674
Gilead Sciences, Inc. (a)	9,063	626,525
Harvard Bioscience, Inc. (a)	2,140	10,529
Human Genome Sciences, Inc. (a)	5,855	63,058
ICOS Corp. (a)	2,773	72,348
ID Biomedical Corp. (a)	1,836	21,439
Idenix Pharmaceuticals, Inc.	1,940	24,754
Ilex Oncology, Inc. (a)	1,864	46,488
ImClone Systems, Inc. (a)	3,372	179,660
ImmunoGen, Inc. (a)	2,633	13,402
Immunomedics, Inc. (a)	2,681	7,534
Incyte Corp. (a)	3,677	25,114
Indevus Pharmaceuticals, Inc. (a)	2,633	18,089
InterMune, Inc. (a)	1,541	15,919
Introgen Therapeutics, Inc. (a)	1,688	11,360
Invitrogen Corp. (a)	2,120	104,940
Isis Pharmaceuticals, Inc. (a)	3,161	18,966
Keryx Biopharmaceuticals, Inc. (a)	1,264	14,068
La Jolla Pharmaceutical Co. (a)	2,301	7,892
Lexicon Genetics, Inc. (a)	3,549	21,471
LifeCell Corp. (a)	1,168	9,624
Ligand Pharmaceuticals, Inc. Class B (a)	3,381	33,235
Luminex Corp. (a)	1,980	14,672
MannKind Corp.	1,270	17,717
Marshall Edwards, Inc.	2,395	14,945
Martek Biosciences (a)	1,009	53,881
Maxim Pharmaceuticals, Inc. (a)	1,761	11,922
Maxygen, Inc. (a)	1,820	17,763
Medarex, Inc. (a)	3,997	22,743
MedImmune, Inc. (a)	10,540	251,590
Memory Pharmaceuticals Corp.	664	4,760
Millennium Pharmaceuticals, Inc. (a)	12,908	153,476
Myriad Genetics, Inc. (a)	1,517	24,621
Nabi Biopharmaceuticals (a)	2,376	27,752
Nanogen, Inc. (a)	1,562	6,529
Neogen Corp. (a)	960	18,576
Neopharm, Inc. (a)	1,168	6,623
Neose Technologies, Inc. (a)	1,429	10,317
Neurochem, Inc. (a)	1,455	21,024
Neurocrine Biosciences, Inc. (a)	1,509	75,103
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Neurogen Corp. (a)	1,980	$ 13,583
Northfield Laboratories, Inc. (a)	474	6,162
Novavax, Inc. (a)	1,868	6,258
NPS Pharmaceuticals, Inc. (a)	1,672	35,112
Nuvelo, Inc. (a)	1,381	12,305
ONYX Pharmaceuticals, Inc. (a)	1,349	50,102
OraSure Technologies, Inc. (a)	1,900	11,913
Orchid BioSciences, Inc. (a)	784	6,460
Oscient Pharmaceuticals Corp. (a)	2,988	12,579
OSI Pharmaceuticals, Inc. (a)	1,784	106,309
Peregrine Pharmaceuticals, Inc. (a)	7,380	10,701
Pharmacopeia Drug Discovery, Inc. (a)	664	3,493
Pharmacyclics, Inc. (a)	1,239	12,898
Pharmion Corp.	1,182	58,119
PRAECIS Pharmaceuticals, Inc. (a)	2,969	6,977
Progenics Pharmaceuticals, Inc. (a)	752	7,941
Protein Design Labs, Inc. (a)	4,281	78,471
QIAGEN NV (a)	5,919	52,916
QLT, Inc. (a)	3,028	46,982
Regeneron Pharmaceuticals, Inc. (a)	2,277	20,288
Renovis, Inc.	859	6,958
Rigel Pharmaceuticals, Inc. (a)	1,024	21,094
Savient Pharmaceuticals, Inc. (a)	3,549	7,772
SciClone Pharmaceuticals, Inc. (a)	2,044	8,012
Seattle Genetics, Inc. (a)	2,028	12,918
Sequenom, Inc. (a)	3,869	3,830
Serologicals Corp. (a)	1,232	25,798
Sirna Therapeutics, Inc. (a)	2,022	5,884
Stratagene Corp. (a)	917	6,510
Tanox, Inc. (a)	2,072	34,292
Targeted Genetics Corp. (a)	5,774	7,391
Techne Corp. (a)	1,768	68,492
Telik, Inc. (a)	1,720	32,577
Third Wave Technologies, Inc. (a)	3,437	17,322
Transkaryotic Therapies, Inc. (a)	1,899	29,909
Trimeris, Inc. (a)	941	11,330
United Therapeutics Corp. (a)	944	28,046
Vasogen, Inc. (a)	1,762	7,959
Vertex Pharmaceuticals, Inc. (a)	3,677	35,777
Vicuron Pharmaceuticals, Inc. (a)	2,632	39,322
Vion Pharmaceuticals, Inc. (a)	4,066	14,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
XOMA Ltd. (a)	3,485	$ 8,643
Zymogenetics, Inc. (a)	2,196	32,852
		9,293,352
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	1,200	18,060
Abiomed, Inc. (a)	2,092	20,376
Advanced Neuromodulation Systems, Inc. (a)	848	24,863
Aksys Ltd. (a)	1,668	9,057
Align Technology, Inc. (a)	2,821	43,218
American Medical Systems Holdings, Inc. (a)	1,509	47,624
Analogic Corp.	544	22,429
Anika Therapeutics, Inc. (a)	1,319	17,200
Animas Corp.	768	12,718
Arrow International, Inc.	1,880	53,110
Arthrocare Corp. (a)	1,056	25,344
Aspect Medical Systems, Inc. (a)	1,272	20,352
BioLase Technology, Inc.	1,108	10,537
Biomet, Inc.	10,764	491,377
Biosite, Inc. (a)	784	37,122
BioVeris Corp. (a)	1,050	7,571
Bruker BioSciences Corp. (a)	4,771	17,032
Cardiac Science, Inc. (a)	4,173	8,137
Cardiodynamics International Corp. (a)	3,081	15,929
Closure Medical Corp. (a)	752	14,153
CNS., Inc.	1,368	13,885
Conceptus, Inc. (a)	1,176	10,854
CONMED Corp. (a)	1,349	32,983
CTI Molecular Imaging, Inc. (a)	2,161	20,292
Cyberonics, Inc. (a)	1,008	17,257
Cytyc Corp. (a)	4,795	114,888
Dade Behring Holdings, Inc. (a)	1,640	86,215
Datascope Corp.	688	24,823
DENTSPLY International, Inc.	3,188	162,429
Encore Medical Corp. (a)	2,044	8,564
Endocardial Solutions, Inc. (a)	2,285	20,085
Epix Medical, Inc. (a)	1,024	20,326
Exactech, Inc. (a)	784	15,602
Given Imaging Ltd. (a)	1,389	49,310
Hologic, Inc. (a)	1,200	22,224
I-Flow Corp. (a)	1,593	24,182
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ICU Medical, Inc. (a)	704	$ 18,438
IDEXX Laboratories, Inc. (a)	1,429	69,607
Illumina, Inc. (a)	2,618	15,054
Immucor, Inc. (a)	843	17,239
INAMED Corp. (a)	1,708	90,763
Integra LifeSciences Holdings Corp. (a)	1,157	34,560
Intuitive Surgical, Inc. (a)	1,293	31,355
Kensey Nash Corp. (a)	624	17,840
Kyphon, Inc. (a)	1,752	39,122
Laserscope, Inc. (a)	1,120	22,176
Matthews International Corp. Class A	1,397	49,384
Merit Medical Systems, Inc. (a)	1,065	18,222
Micro Therapeutics, Inc. (a)	2,633	11,059
Molecular Devices Corp. (a)	816	18,768
Nutraceutical International Corp. (a)	1,309	18,418
NuVasive, Inc.	985	9,348
Ocular Sciences, Inc. (a)	1,221	53,236
Orthofix International NV (a)	608	20,605
Orthologic Corp. (a)	2,793	19,830
Orthovita, Inc. (a)	3,341	14,867
Palomar Medical Technologies, Inc. (a)	1,514	27,631
PolyMedica Corp.	992	30,167
Possis Medical, Inc. (a)	960	16,800
Quidel Corp. (a)	2,108	7,673
Regeneration Technologies, Inc. (a)	1,320	13,108
Respironics, Inc. (a)	1,397	74,320
SonoSight, Inc. (a)	784	18,918
Staar Surgical Co. (a)	1,112	5,304
SurModics, Inc. (a)	736	17,605
Synovis Life Technologies, Inc. (a)	509	4,276
Thoratec Corp. (a)	2,517	24,717
TriPath Imaging, Inc. (a)	1,868	14,384
Urologix, Inc. (a)	832	8,370
Utah Medical Products, Inc.	640	11,853
Varian, Inc. (a)	1,413	55,559
Vascular Solutions, Inc. (a)	1,263	11,418
Ventana Medical Systems, Inc. (a)	752	36,615
Vital Signs, Inc.	656	19,890
Wright Medical Group, Inc. (a)	1,509	40,743
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	544	$ 16,402
Zoll Medical Corp. (a)	448	14,941
		2,620,713
Health Care Providers & Services - 2.0%
Accredo Health, Inc. (a)	2,072	45,273
Advisory Board Co. (a)	339	10,868
Alderwoods Group, Inc. (a)	2,617	24,103
Allied Healthcare International, Inc. (a)	915	5,170
Allscripts Healthcare Solutions, Inc. (a)	2,466	16,029
Amedisys, Inc. (a)	177	4,581
America Service Group, Inc. (a)	330	12,520
American Healthways, Inc. (a)	922	24,894
AmSurg Corp. (a)	1,416	31,633
Andrx Corp. (a)	3,324	67,012
Cerner Corp. (a)	1,581	69,264
Computer Programs & Systems, Inc.	656	13,225
Corvel Corp. (a)	480	13,536
Cross Country Healthcare, Inc. (a)	1,652	24,499
D & K Healthcare Resources, Inc.	961	10,235
Dendrite International, Inc. (a)	1,812	23,375
Eclipsys Corp. (a)	2,209	32,362
eResearchTechnology, Inc. (a)	2,227	44,785
Express Scripts, Inc. (a)	3,171	200,407
First Health Group Corp. (a)	3,781	57,660
Genesis HealthCare Corp. (a)	880	27,359
Gentiva Health Services, Inc. (a)	1,684	26,068
HealthExtras, Inc. (a)	1,836	21,720
Henry Schein, Inc. (a)	1,704	106,125
ICON PLC sponsored ADR (a)	560	20,126
IDX Systems Corp. (a)	1,301	37,729
Inveresk Research Group, Inc. (a)	1,688	59,941
Kindred Healthcare, Inc. (a)	1,632	42,204
LabOne, Inc. (a)	768	22,449
LCA-Vision, Inc. (a)	636	14,997
Lifeline Systems, Inc. (a)	1,056	23,559
LifePoint Hospitals, Inc. (a)	1,597	46,137
Lincare Holdings, Inc. (a)	4,137	132,963
Magellan Health Services, Inc. (a)	1,166	40,892
Matria Healthcare, Inc. (a)	880	23,250
Medcath Corp. (a)	1,384	21,743
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Merge Technologies, Inc. (a)	765	$ 11,858
National Medical Health Card Systems, Inc. (a)	156	3,727
Odyssey Healthcare, Inc. (a)	1,565	27,732
Omnicell, Inc. (a)	1,204	14,773
Option Care, Inc.	1,288	20,260
PAREXEL International Corp. (a)	1,309	25,198
Patterson Companies, Inc. (a)	2,805	205,410
PDI, Inc. (a)	672	16,188
Per-Se Technologies, Inc. (a)	1,505	18,858
Pharmaceutical Product Development, Inc. (a)	2,280	77,406
Priority Healthcare Corp. Class B (a)	1,656	36,813
PSS World Medical, Inc. (a)	3,309	35,704
Psychiatric Solutions, Inc. (a)	942	20,639
ResCare, Inc. (a)	1,900	20,102
SFBC International, Inc. (a)	648	17,496
Stewart Enterprises, Inc. Class A (a)	5,583	38,020
Sun Healthcare Group, Inc. (a)	427	3,672
Symbion, Inc.	735	11,885
TLC Vision Corp. (a)	3,081	25,885
TriZetto Group, Inc. (a)	2,537	15,653
United Surgical Partners International, Inc. (a)	1,253	45,246
VCA Antech, Inc. (a)	3,536	67,750
Ventiv Health, Inc. (a)	1,720	25,920
VistaCare, Inc. Class A (a)	784	12,991
Vital Images, Inc. (a)	548	5,666
VitalWorks, Inc. (a)	2,793	10,641
WebMD Corp. (a)	13,188	96,009
		2,310,195
Pharmaceuticals - 1.6%
aaiPharma, Inc. (a)	1,265	2,922
Able Laboratories, Inc. (a)	752	16,168
Acusphere, Inc.	2,301	14,266
Adolor Corp. (a)	1,445	16,618
Advancis Pharmaceutical Corp.	459	3,631
American Pharmaceutical Partners, Inc. (a)	3,160	96,096
Antigenics, Inc. (a)	2,140	13,503
Atherogenics, Inc. (a)	1,832	30,759
Atrix Laboratories, Inc. (a)	1,008	29,796
Axcan Pharma, Inc. (a)	2,100	37,062
Barrier Therapeutics, Inc.	908	10,378
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bone Care International, Inc. (a)	1,096	$ 26,918
Cypress Bioscience, Inc. (a)	1,643	16,923
DepoMed, Inc. (a)	3,286	15,181
Discovery Laboratories, Inc. (a)	2,060	16,274
Discovery Partners International, Inc. (a)	2,268	9,526
Endo Pharmaceuticals Holdings, Inc. (a)	5,038	85,444
Eon Labs, Inc. (a)	3,792	95,407
First Horizon Pharmaceutical Corp. (a)	2,180	36,711
Flamel Technologies SA sponsored ADR (a)	850	14,765
Guilford Pharmaceuticals, Inc. (a)	2,060	10,939
Hollis-Eden Pharmaceutcals, Inc. (a)	833	8,147
Impax Laboratories, Inc. (a)	2,408	34,458
InKine Pharmaceutical, Inc. (a)	3,097	13,162
Inspire Pharmaceuticals, Inc. (a)	1,525	22,036
Kos Pharmaceuticals, Inc. (a)	1,547	56,512
Medicines Co. (a)	2,104	53,189
MGI Pharma, Inc. (a)	2,794	64,905
Nektar Therapeutics (a)	3,011	38,360
NitroMed, Inc.	1,311	24,162
Noven Pharmaceuticals, Inc. (a)	1,232	23,396
Novogen Ltd. sponsored ADR (a)	354	5,660
Pain Therapeutics, Inc. (a)	2,338	16,366
Penwest Pharmaceuticals Co. (a)	893	9,609
Perrigo Co.	3,189	62,632
Pharmos Corp. (a)	2,699	8,556
Pozen, Inc. (a)	1,304	11,293
Salix Pharmaceuticals Ltd. (a)	1,632	38,172
Santarus, Inc.	501	4,734
Sepracor, Inc. (a)	3,865	191,743
Shire Pharmaceuticals Group PLC sponsored ADR	1,946	50,440
SuperGen, Inc. (a)	2,044	13,143
Taro Pharmaceutical Industries Ltd. (a)	1,173	24,316
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,606	507,014
Vivus, Inc. (a)	3,421	14,026
Warner Chilcott PLC ADR	212	8,859
Zila, Inc. (a)	3,853	15,605
		1,919,782
TOTAL HEALTH CARE		16,144,042
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	720	$ 24,977
BE Aerospace, Inc. (a)	2,905	30,793
Elbit Systems Ltd.	1,848	38,808
Engineered Support Systems, Inc.	976	42,173
Invision Technologies, Inc. (a)	864	40,608
Kaman Corp. Class A	1,620	18,889
KVH Industries, Inc. (a)	573	4,469
Mercury Computer Systems, Inc. (a)	1,040	28,101
MTC Technologies, Inc. (a)	704	17,558
Sypris Solutions, Inc.	1,040	12,938
		259,314
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,356	143,201
EGL, Inc. (a)	2,152	52,143
Expeditors International of Washington, Inc.	4,539	221,412
Forward Air Corp. (a)	1,024	37,202
J.B. Hunt Transport Services, Inc.	3,236	109,700
Pacer International, Inc. (a)	1,672	25,916
UTI Worldwide, Inc.	1,088	55,814
		645,388
Airlines - 0.3%
FLYi, Inc. (a)	2,373	11,011
Frontier Airlines, Inc. (a)	1,461	13,149
JetBlue Airways Corp. (a)	4,121	98,286
MAIR Holdings, Inc. (a)	2,373	19,696
Mesa Air Group, Inc. (a)	1,752	11,222
Northwest Airlines Corp. (a)	4,285	40,365
Republic Airways Holdings, Inc.	1,063	14,138
Ryanair Holdings PLC sponsored ADR (a)	2,607	80,947
SkyWest, Inc.	2,616	37,644
U.S. Airways Group, Inc. Class A (a)	2,147	4,616
		331,074
Building Products - 0.1%
Aaon, Inc. (a)	832	14,102
American Woodmark Corp.	400	27,688
Apogee Enterprises, Inc.	1,652	18,618
Quixote Corp.	528	10,132
Universal Forest Products, Inc.	784	23,434
		93,974
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.3%
Apollo Group, Inc. Class A (a)	7,312	$ 570,336
Asset Acceptance Capital Corp.	1,545	27,084
Bright Horizons Family Solutions, Inc. (a)	576	28,506
Career Education Corp. (a)	4,274	131,810
Carlisle Holdings Ltd. (non-vtg.) (a)	3,225	21,737
Casella Waste Systems, Inc. Class A (a)	1,272	14,615
Century Business Services, Inc. (a)	5,042	21,429
Charles River Associates, Inc. (a)	512	15,437
Cintas Corp.	7,263	297,856
Coinstar, Inc. (a)	1,168	23,033
Copart, Inc. (a)	4,201	91,246
Corinthian Colleges, Inc. (a)	3,568	40,568
Corporate Executive Board Co.	1,820	107,125
CoStar Group, Inc. (a)	816	34,509
DiamondCluster International, Inc. Class A (a)	1,220	14,042
Education Management Corp. (a)	2,918	84,797
Electro Rent Corp.	1,752	17,643
Exult, Inc. (a)	4,627	23,968
FirstService Corp. (a)	737	17,919
G&K Services, Inc. Class A	992	36,119
General Binding Corp. (a)	1,018	10,190
Gevity HR, Inc.	960	17,126
Greg Manning Auctions, Inc. (a)	1,285	17,733
Healthcare Services Group	1,469	26,148
Heidrick & Struggles International, Inc. (a)	1,024	27,300
Herman Miller, Inc.	2,948	74,260
ICT Group, Inc. (a)	882	6,606
Insurance Auto Auctions, Inc. (a)	1,176	20,239
Integrated Alarm Services Group, Inc.	1,620	6,480
Intersections, Inc.	716	9,079
Kelly Services, Inc. Class A (non-vtg.)	1,640	44,280
Kforce, Inc. (a)	1,836	12,063
Laureate Education, Inc. (a)	1,864	63,730
Layne Christensen Co. (a)	1,668	25,337
Learning Tree International, Inc. (a)	1,056	13,644
McGrath RentCorp.	672	23,043
MemberWorks, Inc. (a)	576	14,365
Mobile Mini, Inc. (a)	800	21,800
Monster Worldwide, Inc. (a)	4,830	97,711
NCO Group, Inc. (a)	1,189	30,391
On Assignment, Inc. (a)	1,797	8,338
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
PICO Holdings, Inc. (a)	1,232	$ 21,424
Portfolio Recovery Associates, Inc. (a)	704	20,163
PRG-Schultz International, Inc. (a)	3,533	20,032
Princeton Review, Inc. (a)	2,204	15,626
Resources Connection, Inc. (a)	1,088	35,665
School Specialty, Inc. (a)	800	28,360
SOURCECORP, Inc. (a)	832	18,429
Stericycle, Inc. (a)	1,525	71,950
Strayer Education, Inc.	586	60,944
Teletech Holdings, Inc. (a)	3,565	29,376
Tetra Tech, Inc. (a)	2,328	41,369
United Stationers, Inc. (a)	1,301	53,562
Waste Industries USA, Inc.	1,800	19,260
Waste Services, Inc. (a)	2,579	7,608
West Corp. (a)	3,278	84,507
		2,717,917
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,189	21,152
Washington Group International, Inc. (a)	1,120	39,402
		60,554
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,682	4,895
American Power Conversion Corp.	8,359	140,431
American Superconductor Corp. (a)	1,201	14,352
Artesyn Technologies, Inc. (a)	2,188	18,620
Ballard Power Systems, Inc. (a)	5,251	33,997
Capstone Turbine Corp. (a)	7,922	13,705
Deswell Industries, Inc.	608	12,062
Distributed Energy Systems Corp. (a)	4,834	9,330
Encore Wire Corp. (a)	261	3,252
Energy Conversion Devices, Inc. (a)	1,064	14,045
Franklin Electric Co., Inc.	800	31,400
FuelCell Energy, Inc. (a)	2,184	21,753
Genlyte Group, Inc. (a)	528	31,527
Hydrogenics Corp. (a)	3,129	12,346
II-VI, Inc. (a)	752	28,621
Intermagnetics General Corp. (a)	1,152	26,473
LSI Industries, Inc.	1,534	14,650
Medis Technologies Ltd. (a)	1,368	14,364
Microvision, Inc. (a)	2,512	15,273
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Plug Power, Inc. (a)	3,304	$ 21,113
Powell Industries, Inc. (a)	816	13,464
Power-One, Inc. (a)	3,933	29,537
Ultralife Batteries, Inc. (a)	957	14,020
Valence Technology, Inc. (a)	4,141	11,719
Vicor Corp.	1,688	19,986
Woodward Governor Co.	512	30,106
		601,041
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	528	21,648
Westaim Corp. (a)	4,725	12,237
		33,885
Machinery - 0.7%
A.S.V., Inc. (a)	736	22,352
Astec Industries, Inc. (a)	1,381	22,828
BHA Group Holdings, Inc.	260	9,880
Bucyrus International, Inc. Class A	180	4,757
Ceradyne, Inc. (a)	746	29,042
Commercial Vehicle Group, Inc.	18	264
CUNO, Inc. (a)	752	42,774
GSI Lumonics, Inc. (a)	2,184	24,155
Joy Global, Inc.	2,408	72,986
Lincoln Electric Holdings, Inc.	1,640	49,298
Middleby Corp.	361	18,093
Nordson Corp.	1,509	51,744
PACCAR, Inc.	7,391	444,864
Pure Cycle Corp. (a)	1,673	13,334
Tecumseh Products Co.	208	8,341
Tecumseh Products Co. Class A (non-vtg.)	560	23,044
Volvo AB ADR	457	15,675
		853,431
Marine - 0.1%
Alexander & Baldwin, Inc.	1,541	47,447
Stolt-Nielsen SA Class B sponsored ADR (a)	2,293	36,780
		84,227
Road & Rail - 0.6%
AMERCO (a)	751	21,178
Arkansas Best Corp.	1,088	37,482
Covenant Transport, Inc. Class A (a)	912	17,784
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Heartland Express, Inc.	3,108	$ 54,514
Knight Transportation, Inc. (a)	2,419	48,114
Landstar System, Inc. (a)	1,184	62,136
Marten Transport Ltd. (a)	864	15,016
Old Dominion Freight Lines, Inc. (a)	960	26,986
Overnite Corp.	1,246	37,928
P.A.M. Transportation Services, Inc. (a)	688	12,769
SCS Transportation, Inc. (a)	976	18,115
Swift Transportation Co., Inc. (a)	3,525	64,085
U.S. Xpress Enterprises, Inc. Class A (a)	1,382	22,983
USA Truck, Inc. (a)	1,461	15,779
USF Corp.	1,237	42,380
Werner Enterprises, Inc.	3,788	67,123
Yellow Roadway Corp. (a)	2,028	83,229
		647,601
Trading Companies & Distributors - 0.2%
Fastenal Co.	3,188	200,143
Lawson Products, Inc.	640	23,808
NuCo2, Inc. (a)	1,184	21,111
		245,062
TOTAL INDUSTRIALS		6,573,468
INFORMATION TECHNOLOGY - 49.6%
Communications Equipment - 9.8%
3Com Corp. (a)	16,199	73,057
Adaptec, Inc. (a)	5,439	37,964
ADC Telecommunications, Inc. (a)	36,669	78,472
Adtran, Inc.	3,253	87,115
Advanced Fibre Communications, Inc. (a)	3,653	62,722
Airspan Networks, Inc. (a)	1,625	6,679
Alvarion Ltd. (a)	2,825	31,697
Anaren, Inc. (a)	1,264	14,940
Andrew Corp. (a)	6,671	73,981
Arris Group, Inc. (a)	3,901	17,789
Aspect Communications Corp. (a)	3,406	29,155
AudioCodes Ltd. (a)	2,081	23,578
Audiovox Corp. Class A (a)	1,184	19,240
Avanex Corp. (a)	6,223	14,188
Avici Systems, Inc. (a)	1,295	11,629
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avocent Corp. (a)	1,944	$ 55,423
Black Box Corp.	832	30,152
Bookham Technology PLC sponsored ADR (a)	4,841	3,195
Brocade Communications Systems, Inc. (a)	11,532	56,853
C-COR.net Corp. (a)	2,293	18,023
Carrier Access Corp. (a)	1,078	7,427
Centillium Communications, Inc. (a)	1,868	4,988
CIENA Corp. (a)	20,963	38,153
Cisco Systems, Inc. (a)	283,404	5,316,659
Computer Network Technology Corp. (a)	1,604	4,956
Comtech Telecommunications Corp. (a)	736	13,329
Comverse Technology, Inc. (a)	8,439	147,767
CyberGuard Corp. (a)	1,336	9,419
Digi International, Inc. (a)	2,060	23,175
Ditech Communications Corp. (a)	1,748	37,617
Echelon Corp. (a)	1,948	13,578
ECI Telecom Ltd. (a)	5,839	40,289
ECtel Ltd. (a)	371	879
EFJ, Inc. (a)	2,060	11,989
Extreme Networks, Inc. (a)	5,759	26,779
F5 Networks, Inc. (a)	1,365	33,538
FalconStor Software, Inc. (a)	2,713	17,933
Finisar Corp. (a)	10,335	13,952
Foundry Networks, Inc. (a)	5,602	51,090
Glenayre Technologies, Inc. (a)	3,440	6,742
Harmonic, Inc. (a)	3,485	20,666
Inter-Tel, Inc.	1,205	24,040
InterDigital Communication Corp. (a)	2,564	39,973
Ixia (a)	2,905	23,037
JDS Uniphase Corp. (a)	59,956	186,463
Juniper Networks, Inc. (a)	21,462	491,265
McDATA Corp.:
Class A (a)	3,509	18,106
Class B (a)	1,964	9,761
MRV Communications, Inc. (a)	6,207	13,780
NETGEAR, Inc.	1,333	17,262
Netopia, Inc. (a)	841	2,140
Network Engines, Inc. (a)	1,948	3,156
NMS Communications Corp. (a)	2,156	10,349
Oplink Communications, Inc. (a)	8,599	15,048
Packeteer, Inc. (a)	1,620	16,249
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Paradyne Networks, Inc. (a)	1,792	$ 7,741
PC-Tel, Inc. (a)	1,208	10,981
Polycom, Inc. (a)	4,233	82,670
Powerwave Technologies, Inc. (a)	3,597	21,762
Proxim Corp. Class A (a)	7,991	6,952
Qiao Xing Universal Telephone, Inc. (a)	905	6,923
QLogic Corp. (a)	4,089	106,764
QUALCOMM, Inc.	67,984	2,586,791
REMEC, Inc. (a)	2,761	14,330
Research in Motion Ltd. (a)	7,738	466,396
SafeNet, Inc. (a)	1,036	29,474
SCM Microsystems, Inc. (a)	1,652	4,708
SeaChange International, Inc. (a)	1,409	21,530
Sierra Wireless, Inc. (a)	811	14,270
SiRF Technology Holdings, Inc.	1,848	18,443
SpectraLink Corp.	932	8,882
Stratex Networks, Inc. (a)	4,962	12,703
Sycamore Networks, Inc. (a)	12,560	47,854
Symmetricom, Inc. (a)	2,617	21,041
Tekelec (a)	2,837	51,832
Telefonaktiebolaget LM Ericsson ADR (a)	6,944	187,766
Tellabs, Inc. (a)	18,143	164,557
Terayon Communication Systems, Inc. (a)	3,933	6,411
Tollgrade Communications, Inc. (a)	756	6,282
UTStarcom, Inc. (a)	4,457	68,950
Verso Technologies, Inc. (a)	12,319	11,949
ViaSat, Inc. (a)	1,253	24,834
Westell Technologies, Inc. Class A (a)	2,389	10,822
WJ Communications, Inc. (a)	3,629	10,234
Zhone Technologies, Inc. (a)	3,945	12,624
		11,503,882
Computers & Peripherals - 4.9%
ActivCard Corp. (a)	2,325	14,113
Advanced Digital Information Corp. (a)	2,945	27,860
Apple Computer, Inc. (a)	15,750	543,218
Applied Films Corp. (a)	544	10,826
Avid Technology, Inc. (a)	1,420	61,443
Concurrent Computer Corp. (a)	3,709	6,491
Cray, Inc. (a)	3,193	12,197
Creative Technology Ltd. (Nasdaq)	3,629	37,560
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	105,563	$ 3,677,815
Dot Hill Systems Corp. (a)	1,572	12,042
Electronics for Imaging, Inc. (a)	2,312	45,963
Hutchinson Technology, Inc. (a)	1,141	27,749
InFocus Corp. (a)	1,075	9,202
Intergraph Corp. (a)	1,960	50,842
Komag, Inc. (a)	1,189	13,341
Logitech International SA sponsored ADR (a)	297	13,486
M-Systems Flash Disk Pioneers Ltd. (a)	1,269	14,847
Mobility Electronics, Inc. (a)	1,445	10,679
Neoware Systems, Inc. (a)	792	6,296
Network Appliance, Inc. (a)	15,106	303,177
Novatel Wireless, Inc. (a)	1,509	29,652
PalmOne, Inc. (a)	1,576	51,456
Pinnacle Systems, Inc. (a)	3,081	11,523
Presstek, Inc. (a)	2,124	18,564
Rimage Corp. (a)	1,016	13,411
SanDisk Corp. (a)	6,582	153,690
SBS Technologies, Inc. (a)	1,136	11,655
Scitex Corp. Ltd.	2,542	10,143
SimpleTech, Inc. (a)	2,172	8,232
Stratasys, Inc. (a)	402	10,022
Sun Microsystems, Inc. (a)	138,263	530,930
Synaptics, Inc. (a)	1,280	23,514
Transact Technologies, Inc. (a)	624	11,107
Xybernaut Corp. (a)	8,583	10,729
		5,793,775
Electronic Equipment & Instruments - 1.8%
Aeroflex, Inc. (a)	2,921	29,444
Agilysys, Inc.	1,852	28,854
BEI Technologies, Inc.	912	25,390
Brightpoint, Inc. (a)	913	12,097
CDW Corp.	3,485	203,873
CellStar Corp. (a)	946	4,550
Cherokee International Corp.	783	5,927
Cognex Corp.	1,928	51,613
Coherent, Inc. (a)	1,349	34,305
CyberOptics Corp. (a)	495	8,667
Daktronics, Inc. (a)	1,056	24,647
DDi Corp. (a)	865	4,879
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Digital Theater Systems, Inc.	401	$ 5,173
Dionex Corp. (a)	928	42,744
Electro Scientific Industries, Inc. (a)	1,413	29,235
Excel Technology, Inc. (a)	672	16,625
FARO Technologies, Inc. (a)	736	15,140
Flextronics International Ltd. (a)	22,779	282,687
Flir Systems, Inc. (a)	1,397	81,543
Global Imaging Systems, Inc. (a)	864	24,192
Identix, Inc. (a)	4,570	21,022
INTAC International (a)	778	6,419
Itron, Inc. (a)	928	17,326
Lexar Media, Inc. (a)	3,048	17,496
Lipman Electronic Engineer Ltd. (Nasdaq)	1,060	22,589
Littelfuse, Inc. (a)	1,072	39,042
Magal Security Systems Ltd.	405	5,755
Mechanical Technology, Inc. (a)	990	4,377
Merix Corp. (a)	928	9,243
Methode Electronics, Inc. Class A	1,688	22,248
Metrologic Instruments, Inc. (a)	1,550	22,305
Molex, Inc.	4,489	129,597
Molex, Inc. Class A (non-vtg.)	3,605	90,017
MTS Systems Corp.	1,157	25,165
National Instruments Corp.	3,300	86,031
Newport Corp. (a)	1,924	24,050
NU Horizons Electronics Corp. (a)	1,752	11,125
Optimal Group, Inc. Class A (a)	1,525	10,614
Orbotech Ltd.	1,493	24,918
OSI Systems, Inc. (a)	752	10,949
PC Connection, Inc. (a)	1,461	9,643
Pemstar, Inc. (a)	3,293	5,796
Photon Dynamics, Inc. (a)	816	18,336
Planar Systems, Inc. (a)	689	7,827
Plexus Corp. (a)	2,132	25,136
RadiSys Corp. (a)	1,008	11,693
Richardson Electronics Ltd.	1,288	10,729
Rofin-Sinar Technologies, Inc. (a)	608	17,085
Sanmina-SCI Corp. (a)	22,840	158,053
ScanSource, Inc. (a)	560	33,622
SpatiaLight, Inc. (a)	930	4,631
Staktek Holdings, Inc.	2,128	11,959
Suntron Corp. (a)	2,925	13,572
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Superconductor Technologies, Inc. (a)	3,773	$ 4,188
Taser International, Inc. (a)	1,444	39,840
Tech Data Corp. (a)	2,376	89,480
Trimble Navigation Ltd. (a)	2,235	61,552
TTM Technologies, Inc. (a)	1,892	17,842
Universal Display Corp. (a)	1,409	12,258
Veeco Instruments, Inc. (a)	1,413	27,356
Viisage Technology, Inc. (a)	399	2,590
X-Rite, Inc.	1,288	18,032
Zomax, Inc. (a)	2,485	8,427
Zygo Corp. (a)	1,073	10,698
		2,152,218
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	5,695	76,598
Aladdin Knowledge Systems Ltd. (a)	571	8,856
America Online Latin America, Inc. (a)	15,633	6,410
aQuantive, Inc. (a)	2,953	25,573
Ariba, Inc. (a)	2,986	22,216
Art Technology Group, Inc. (a)	5,391	5,181
AsiaInfo Holdings, Inc. (a)	2,421	9,950
Ask Jeeves, Inc. (a)	2,396	62,104
Autobytel, Inc. (a)	1,868	13,151
Bankrate, Inc. (a)	1,077	11,545
Blue Coat Systems, Inc. (a)	420	6,140
Chordiant Software, Inc. (a)	3,837	10,667
Clarus Corp. (a)	747	7,007
CMGI, Inc. (a)	19,398	22,890
CNET Networks, Inc. (a)	6,410	52,113
Corillian Corp. (a)	1,616	7,272
Digital Insight Corp. (a)	1,549	23,173
Digital River, Inc. (a)	1,413	34,011
Digitas, Inc. (a)	2,937	21,000
DoubleClick, Inc. (a)	6,287	33,007
EarthLink, Inc. (a)	7,216	72,232
eCollege.com (a)	896	5,878
Entrust, Inc. (a)	3,709	9,940
Equinix, Inc. (a)	592	18,820
FindWhat.com (a)	1,008	14,767
Google, Inc. Class A	1,427	146,196
Greenfield Online, Inc.	691	14,311
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Homestore, Inc. (a)	6,647	$ 14,490
InfoSpace, Inc. (a)	1,493	56,734
Internet Capital Group, Inc. (a)	1,560	8,580
Interwoven, Inc. (a)	1,585	12,030
iPass, Inc.	2,585	16,156
IPIX Corp. (a)	639	5,285
iVillage, Inc. (a)	1,839	10,685
j2 Global Communications, Inc. (a)	1,088	27,483
Jupitermedia Corp. (a)	748	10,749
Keynote Systems, Inc. (a)	1,368	18,413
LivePerson, Inc. (a)	2,445	6,602
LookSmart Ltd. (a)	5,122	7,888
Mamma.com, Inc. (a)	1,545	8,436
Marketwatch.com, Inc. (a)	1,043	9,804
MatrixOne, Inc. (a)	3,049	14,269
Modem Media, Inc. Class A (a)	2,035	9,890
NaviSite, Inc. (a)	4,246	6,114
Neoforma, Inc. (a)	1,032	10,526
Net2Phone, Inc. (a)	2,252	6,733
Netease.com, Inc. sponsored ADR (a)	711	25,425
Netegrity, Inc. (a)	1,720	10,440
NetRatings, Inc. (a)	2,076	32,095
NIC, Inc. (a)	3,661	19,806
Open Text Corp. (a)	1,842	39,594
Openwave Systems, Inc. (a)	2,785	25,956
PEC Solutions, Inc. (a)	1,361	14,331
RealNetworks, Inc. (a)	7,572	37,633
Register.com, Inc. (a)	2,793	16,060
Retek, Inc. (a)	2,857	10,771
S1 Corp. (a)	4,045	31,956
SAVVIS Communications Corp. (a)	7,142	8,713
SeeBeyond Technology Corp. (a)	5,663	17,046
Selectica, Inc. (a)	3,389	12,844
Sina Corp. (a)	2,072	43,160
SkillSoft PLC sponsored ADR (a)	3,949	24,523
Sohu.com, Inc. (a)	1,597	23,731
SonicWALL, Inc. (a)	3,805	20,547
Stellent, Inc. (a)	1,620	11,194
Supportsoft, Inc. (a)	1,684	17,025
Terra Networks SA sponsored ADR	2,463	8,399
Tippingpoint Technologies, Inc. (a)	490	9,482
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tom Online, Inc. ADR	317	$ 3,262
Travelzoo, Inc. (a)	814	36,630
Tumbleweed Communications Corp. (a)	2,252	4,729
United Online, Inc. (a)	2,708	25,943
ValueClick, Inc. (a)	3,709	26,816
VeriSign, Inc. (a)	10,875	188,790
Vignette Corp. (a)	12,996	15,725
Vitria Technology, Inc. (a)	2,505	7,239
WebEx Communications, Inc. (a)	1,912	37,093
webMethods, Inc. (a)	2,617	10,704
Websense, Inc. (a)	1,088	41,725
Yahoo!, Inc. (a)	56,230	1,603,117
Zix Corp. (a)	1,720	7,138
		3,471,517
IT Services - 1.4%
Acxiom Corp.	3,653	82,083
Answerthink, Inc. (a)	1,793	10,130
Carreker Corp. (a)	1,399	14,270
CheckFree Corp. (a)	3,961	107,937
Cognizant Technology Solutions Corp. Class A (a)	5,514	151,194
CompuCom Systems, Inc. (a)	3,225	14,642
Corio, Inc. (a)	4,625	6,336
Covansys Corp. (a)	1,343	12,691
CSG Systems International, Inc. (a)	2,536	36,696
DigitalNet Holdings, Inc.	705	15,327
Elron Electronic Industries Ltd. (a)	1,768	24,575
Euronet Worldwide, Inc. (a)	1,556	27,323
Fiserv, Inc. (a)	8,135	282,935
Forrester Research, Inc. (a)	1,264	21,400
iGate Corp. (a)	3,193	9,419
Indus International, Inc. (a)	5,471	8,972
Infosys Technologies Ltd. sponsored ADR	966	50,425
infoUSA, Inc. (a)	2,889	26,261
InterCept, Inc. (a)	1,048	18,141
Intrado, Inc. (a)	816	7,540
iPayment, Inc. (a)	400	14,080
Kanbay International, Inc.	1,330	26,480
Lightbridge, Inc. (a)	1,688	7,596
Lionbridge Technologies, Inc. (a)	2,277	18,148
ManTech International Corp. Class A (a)	800	12,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	16,181	$ 480,090
Pegasus Solutions, Inc. (a)	1,320	16,540
RightNow Technologies, Inc.	35	319
Sapient Corp. (a)	6,538	49,035
SM&A (a)	1,192	7,855
Sykes Enterprises, Inc. (a)	2,505	11,373
Syntel, Inc.	1,752	26,753
Tier Technologies, Inc. Class B (a)	1,592	13,373
Zanett, Inc. (a)	3,965	15,622
		1,628,377
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,844	162,535
Semiconductors & Semiconductor Equipment - 10.9%
8X8, Inc. (a)	6,464	13,445
Actel Corp. (a)	1,072	15,490
ADE Corp. (a)	880	16,914
Advanced Energy Industries, Inc. (a)	1,597	15,587
Alliance Semiconductor Corp. (a)	2,729	10,425
Altera Corp. (a)	16,486	311,915
AMIS Holdings, Inc.	2,885	34,735
Amkor Technology, Inc. (a)	7,523	28,587
Applied Materials, Inc. (a)	70,565	1,121,278
Applied Micro Circuits Corp. (a)	13,697	45,885
ARM Holdings PLC sponsored ADR	2,197	9,510
Artisan Components, Inc. (a)	1,040	28,652
ASE Test Ltd. (a)	4,726	22,543
ASM International NV (Nasdaq) (a)	1,072	14,751
ASML Holding NV (NY Shares) (a)	6,448	83,437
Asyst Technologies, Inc. (a)	1,941	8,851
Atheros Communications, Inc.	1,855	14,766
ATI Technologies, Inc. (a)	10,373	150,359
Atmel Corp. (a)	21,511	75,073
ATMI, Inc. (a)	1,397	26,319
August Technology Corp. (a)	513	4,915
Axcelis Technologies, Inc. (a)	4,898	38,204
Broadcom Corp. Class A (a)	10,651	289,068
Brooks Automation, Inc. (a)	1,800	22,374
Cabot Microelectronics Corp. (a)	1,056	35,260
California Micro Devices Corp. (a)	1,574	8,437
Camtek Ltd. (a)	3,200	12,928
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	1,352	$ 9,667
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	3,532	17,978
Cirrus Logic, Inc. (a)	4,417	22,350
Cohu, Inc.	960	15,149
Conexant Systems, Inc. (a)	19,810	29,517
Credence Systems Corp. (a)	4,453	29,702
Cree, Inc. (a)	3,188	79,732
Cymer, Inc. (a)	1,549	41,389
DSP Group, Inc. (a)	1,365	25,949
DuPont Photomasks, Inc. (a)	1,008	15,745
EMCORE Corp. (a)	1,192	2,777
Entegris, Inc. (a)	3,129	24,907
ESS Technology, Inc. (a)	1,988	13,558
Exar Corp. (a)	1,860	25,649
FEI Co. (a)	1,549	29,416
FormFactor, Inc. (a)	1,397	24,448
Genesis Microchip, Inc. (a)	1,572	18,801
Genus, Inc. (a)	4,490	9,641
Helix Technology Corp.	1,309	17,815
ICOS Vision Systems NV (a)	611	12,587
Integrated Circuit Systems, Inc. (a)	2,948	64,797
Integrated Device Technology, Inc. (a)	4,783	51,226
Integrated Silicon Solution, Inc. (a)	1,604	12,656
Intel Corp.	271,189	5,773,614
Intersil Corp. Class A	5,963	103,935
Intevac, Inc. (a)	1,399	6,296
IXYS Corp. (a)	1,768	11,740
KLA-Tencor Corp. (a)	8,167	305,119
Kopin Corp. (a)	3,549	14,054
Kulicke & Soffa Industries, Inc. (a)	2,569	14,078
Lam Research Corp. (a)	5,602	120,723
Lattice Semiconductor Corp. (a)	5,247	23,926
Leadis Technology, Inc.	1,100	11,022
Linear Technology Corp.	12,508	447,411
LTX Corp. (a)	2,505	12,876
Marvell Technology Group Ltd. (a)	11,182	258,528
Mattson Technology, Inc. (a)	2,357	17,583
Maxim Integrated Products, Inc.	13,172	572,060
Micrel, Inc. (a)	4,230	41,073
Microchip Technology, Inc.	8,647	228,194
Microsemi Corp. (a)	2,634	28,421
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)	4,116	$ 12,471
MIPS Technologies, Inc. (a)	2,112	10,771
MKS Instruments, Inc. (a)	2,408	32,364
Monolithic System Technology, Inc. (a)	1,636	6,577
Nanometrics, Inc. (a)	1,044	10,273
Novellus Systems, Inc. (a)	6,591	161,018
NVE Corp. (a)	218	7,194
NVIDIA Corp. (a)	7,199	89,700
O2Micro International Ltd. (a)	1,748	16,798
Omnivision Technologies, Inc. (a)	2,281	23,791
ON Semiconductor Corp. (a)	10,959	32,658
PDF Solutions, Inc. (a)	1,457	13,463
Pericom Semiconductor Corp. (a)	1,556	15,342
Photronics, Inc. (a)	1,509	21,654
Pixelworks, Inc. (a)	1,988	20,755
PLX Technology, Inc. (a)	1,736	10,902
PMC-Sierra, Inc. (a)	7,507	70,115
Power Integrations, Inc. (a)	1,317	26,445
Rambus, Inc. (a)	4,265	54,677
RF Micro Devices, Inc. (a)	8,311	42,552
Rudolph Technologies, Inc. (a)	832	13,478
Semitool, Inc. (a)	1,868	14,272
Semtech Corp. (a)	3,252	58,829
Sigmatel, Inc.	1,397	23,456
Silicon Image, Inc. (a)	3,501	38,511
Silicon Laboratories, Inc. (a)	2,168	71,089
Silicon Storage Technology, Inc. (a)	4,509	26,017
Siliconix, Inc. (a)	1,285	44,024
Sipex Corp. (a)	1,800	8,586
Skyworks Solutions, Inc. (a)	6,255	52,104
Standard Microsystems Corp. (a)	800	12,696
Supertex, Inc. (a)	752	12,829
Tessera Technologies, Inc.	1,661	32,373
Therma-Wave, Inc. (a)	2,067	7,028
Tower Semicondutor Ltd. (a)	2,322	7,523
Transmeta Corp. (a)	6,903	9,802
Transwitch Corp. (a)	5,791	7,992
Trident Microsystems, Inc. (a)	995	13,512
Tripath Technology, Inc. (a)	2,713	3,880
TriQuint Semiconductor, Inc. (a)	6,711	25,502
Ultratech, Inc. (a)	1,104	17,576
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,493	$ 41,804
Vitesse Semiconductor Corp. (a)	9,372	23,617
Volterra Semiconductor Corp.	269	2,179
White Electronic Designs Corp. (a)	1,320	6,534
Xilinx, Inc.	14,754	404,702
Zilog, Inc. (a)	587	4,532
Zoran Corp. (a)	2,008	31,606
		12,741,390
Software - 17.7%
Accelrys, Inc. (a)	1,329	7,841
Activision, Inc. (a)	5,721	82,325
Actuate Corp. (a)	4,125	12,911
Adobe Systems, Inc.	9,914	454,755
Advent Software, Inc. (a)	1,597	26,957
Agile Software Corp. (a)	2,585	19,698
Altiris, Inc. (a)	1,157	27,456
Ansys, Inc. (a)	656	29,586
Ascential Software Corp. (a)	2,664	34,525
Aspen Technology, Inc. (a)	1,473	8,529
Atari, Inc. (a)	3,901	5,734
Authentidate Holding Corp. (a)	2,593	18,151
Autodesk, Inc.	4,782	212,369
BEA Systems, Inc. (a)	17,342	114,457
Blackbaud, Inc.	1,740	18,444
Blackboard, Inc.	1,056	21,257
Borland Software Corp. (a)	3,757	30,544
Business Objects SA sponsored ADR (a)	1,850	34,373
Captaris, Inc. (a)	2,905	14,235
Catapult Communications Corp. (a)	1,056	25,238
CCC Information Services Group, Inc. (a)	1,373	23,657
Check Point Software Technologies Ltd. (a)	10,540	184,872
Chinadotcom Corp. Class A (a)	4,554	20,857
Citrix Systems, Inc. (a)	7,071	112,500
Cognos, Inc. (a)	3,915	123,428
Compuware Corp. (a)	17,166	77,762
Concord Communications, Inc. (a)	1,057	9,154
Concur Technologies, Inc. (a)	1,604	16,842
Convera Corp. Class A (a)	2,921	7,595
Creo, Inc. (a)	2,617	21,030
Digimarc Corp. (a)	1,060	9,116
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
E.piphany, Inc. (a)	4,141	$ 16,274
Electronic Arts, Inc. (a)	12,566	625,535
Embarcadero Technologies, Inc. (a)	1,505	11,920
Epicor Software Corp. (a)	2,161	21,394
EPIQ Systems, Inc. (a)	864	13,807
Evolving Systems, Inc. (a)	1,042	2,928
FileNET Corp. (a)	1,613	31,679
Geac Computer Corp. Ltd. (a)	2,656	16,205
Hummingbird Ltd. (a)	960	20,811
Hyperion Solutions Corp. (a)	1,581	57,801
Inet Technologies, Inc. (a)	1,908	22,953
Informatica Corp. (a)	3,981	23,568
Intellisync Corp. (a)	2,825	6,328
Internet Security Systems, Inc. (a)	2,344	33,730
InterVideo, Inc.	648	7,841
Intervoice, Inc. (a)	1,807	16,317
Intuit, Inc. (a)	8,671	366,697
Jack Henry & Associates, Inc.	3,797	68,764
JDA Software Group, Inc. (a)	1,413	13,960
Kronos, Inc. (a)	1,293	55,315
Lawson Software, Inc. (a)	4,586	25,682
Macromedia, Inc. (a)	2,837	54,981
Macrovision Corp. (a)	2,136	50,516
Magic Software Enterprises Ltd. (a)	2,938	10,019
Magma Design Automation, Inc. (a)	1,509	24,899
Manhattan Associates, Inc. (a)	1,317	30,739
Manugistics Group, Inc. (a)	3,789	8,715
MAPICS, Inc. (a)	1,461	13,397
Mentor Graphics Corp. (a)	3,044	33,301
Mercury Interactive Corp. (a)	3,897	134,485
Micromuse, Inc. (a)	3,709	14,725
MICROS Systems, Inc. (a)	816	37,977
Microsoft Corp.	451,235	12,318,688
MicroStrategy, Inc. Class A (a)	592	20,489
MRO Software, Inc. (a)	1,297	12,309
Nassda Corp. (a)	1,652	6,063
NetIQ Corp. (a)	2,681	25,791
NetScout Systems, Inc. (a)	580	3,300
Novell, Inc. (a)	14,905	87,940
Nuance Communications, Inc. (a)	2,140	8,688
NYFIX, Inc. (a)	2,309	12,238
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Open Solutions, Inc.	753	$ 17,364
OpenTV Corp. Class A (a)	4,866	12,846
Opnet Technologies, Inc. (a)	1,117	10,154
Opsware, Inc. (a)	3,837	24,173
Oracle Corp. (a)	218,021	2,173,669
PalmSource, Inc. (a)	488	10,985
Parametric Technology Corp. (a)	12,932	62,979
Pegasystems, Inc. (a)	1,916	12,167
PeopleSoft, Inc. (a)	15,218	264,793
Pervasive Software, Inc. (a)	1,720	10,320
Phase Forward, Inc.	1,482	11,263
Phoenix Technologies Ltd. (a)	2,060	11,103
Plato Learning, Inc. (a)	1,636	13,415
Portal Software, Inc. (a)	2,044	6,868
Progress Software Corp. (a)	1,581	31,841
QAD, Inc.	1,748	10,838
Quality Systems, Inc. (a)	336	16,007
Quest Software, Inc. (a)	3,993	40,409
RADWARE Ltd. (a)	992	18,600
Red Hat, Inc. (a)	7,823	95,910
Renaissance Learning, Inc.	1,413	33,785
Retalix Ltd. (a)	848	15,858
Roxio, Inc. (a)	1,429	4,973
RSA Security, Inc. (a)	2,693	40,099
ScanSoft, Inc. (a)	3,709	15,837
SCO Group, Inc. (a)	833	3,224
Secure Computing Corp. (a)	1,700	12,002
SERENA Software, Inc. (a)	1,880	29,422
Siebel Systems, Inc. (a)	21,255	161,751
Sonic Solutions, Inc. (a)	1,040	15,621
SPSS, Inc. (a)	1,072	14,794
SS&C Technologies, Inc.	1,272	20,886
Symantec Corp. (a)	12,891	618,252
Synopsys, Inc. (a)	6,499	103,724
Synplicity, Inc. (a)	2,268	10,954
Take-Two Interactive Software, Inc. (a)	1,768	57,902
TALX Corp.	640	13,606
THQ, Inc. (a)	1,624	30,840
TIBCO Software, Inc. (a)	9,540	60,293
Transaction Systems Architects, Inc. Class A (a)	1,704	29,036
Ulticom, Inc. (a)	2,044	19,541
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	1,652	$ 18,866
VA Software Corp. (a)	3,453	6,250
Vastera, Inc. (a)	2,389	4,491
Verint Systems, Inc. (a)	1,349	41,482
Verisity Ltd. (a)	1,144	5,949
VERITAS Software Corp. (a)	17,631	294,790
Verity, Inc. (a)	1,796	20,564
Wind River Systems, Inc. (a)	4,538	49,237
Witness Systems, Inc. (a)	1,541	20,511
		20,805,211
TOTAL INFORMATION TECHNOLOGY		58,258,905
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,565	31,394
Akzo Nobel NV sponsored ADR	1,833	61,922
Hawkins, Inc.	1,509	18,063
Headwaters, Inc. (a)	1,248	38,201
LESCO, Inc. (a)	1,240	15,562
Methanex Corp.	5,425	72,273
Sigma Aldrich Corp.	2,693	154,282
Symyx Technologies, Inc. (a)	1,461	27,686
		419,383
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	1,097	9,149
Caraustar Industries, Inc. (a)	1,964	31,169
Silgan Holdings, Inc.	832	37,232
Smurfit-Stone Container Corp. (a)	10,295	182,633
		260,183
Metals & Mining - 0.5%
Aber Diamond Corp. (a)	2,424	77,086
Alliance Resource Partners LP	576	28,328
Anglo American PLC ADR	1,295	29,940
Century Aluminum Co. (a)	1,260	31,223
Commonwealth Industries, Inc. (a)	2,346	19,753
Durban Roodepoort Deep Ltd. sponsored ADR (a)	7,316	12,876
Gibraltar Steel Corp.	816	26,136
Ivanhoe Mines Ltd. (a)	10,684	46,794
Metal Management, Inc. (a)	748	12,447
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Metals USA, Inc. (a)	861	$ 13,879
NN, Inc.	1,128	11,370
Olympic Steel, Inc. (a)	259	5,245
Pan American Silver Corp. (a)	2,276	33,650
Randgold Resources Ltd. ADR (a)	1,526	14,528
Roanoke Electric Steel Corp.	1,413	19,514
Royal Gold, Inc.	1,028	15,852
Schnitzer Steel Industries, Inc. Class A	816	22,930
Silver Standard Resources, Inc. (a)	1,633	23,745
Steel Dynamics, Inc.	2,100	65,856
Wheeling Pittsburgh Corp. (a)	539	14,413
		525,565
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,505	23,196
TOTAL MATERIALS		1,228,327
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
Commonwealth Telephone Enterprises, Inc. (a)	992	43,102
Corvis Corp. (a)	20,306	21,524
CT Communications, Inc.	1,176	16,194
D&E Communications, Inc.	1,313	14,968
General Communications, Inc. Class A (a)	2,437	20,909
Global Crossing Ltd. (a)	971	15,876
Golden Telecom, Inc.	1,502	40,329
HickoryTech Corp.	1,493	16,498
ITC DeltaCom, Inc. (a)	1,382	5,846
Level 3 Communications, Inc. (a)	30,895	80,945
MCI, Inc.	13,200	227,304
McLeodUSA, Inc. Class A (a)	9,871	4,245
North Pittsburgh Systems, Inc.	1,056	20,402
Primus Telecommunications Group, Inc. (a)	3,177	5,750
PTEK Holdings, Inc. (a)	2,889	24,759
Shenandoah Telecommunications Co.	834	19,633
SureWest Communications	752	20,597
Talk America Holdings, Inc. (a)	1,461	8,430
Teleglobe International Holdings Ltd. (a)	786	2,217
Telewest Global, Inc. (a)	10,270	118,619
Time Warner Telecom, Inc. Class A (a)	2,469	11,333
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. LEC Corp. Class A (a)	3,176	$ 14,578
Warwick Valley Telephone Co.	624	14,040
		768,098
Wireless Telecommunication Services - 1.4%
Aether Systems, Inc. (a)	3,017	8,840
Alamosa Holdings, Inc. (a)	3,909	32,054
Arch Wireless, Inc. Class A (a)	1,072	32,696
At Road, Inc. (a)	2,161	8,666
Centennial Communications Corp. Class A (a)	4,285	22,753
Dobson Communications Corp. Class A (a)	3,902	5,463
Metrocall Holdings, Inc. (a)	164	10,599
Millicom International Cellular SA (a)	4,222	65,065
Nextel Communications, Inc. Class A (a)	45,541	1,056,096
Nextel Partners, Inc. Class A (a)	7,668	110,573
NII Holdings, Inc. (a)	2,545	93,274
Telesystem International Wireless, Inc. (a)	4,538	42,516
Ubiquitel, Inc. (a)	7,429	30,756
Western Wireless Corp. Class A (a)	3,108	77,980
Wireless Facilities, Inc. (a)	2,341	14,936
		1,612,267
TOTAL TELECOMMUNICATION SERVICES		2,380,365
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	704	22,514
Otter Tail Corp.	1,237	31,296
		53,810
Gas Utilities - 0.0%
EnergySouth, Inc.	467	20,081
Inergy LP	992	24,364
		44,445
Water Utilities - 0.1%
Artesian Resources Corp. Class A	688	18,975
Connecticut Water Service, Inc.	448	11,514
Middlesex Water Co.	1,230	22,571
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Southwest Water Co.	1,552	$ 18,733
York Water Co.	1,022	17,415
		89,208
TOTAL UTILITIES		187,463
TOTAL COMMON STOCKS (Cost $118,414,733)		116,552,038
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (d) (Cost $248,589)	$ 250,000	248,539
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	556,568	556,568
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	10,229,730	10,229,730
TOTAL MONEY MARKET FUNDS (Cost $10,786,298)		10,786,298
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $129,449,620)		127,586,875
NET OTHER ASSETS - (8.6)%		(10,127,419)
NET ASSETS - 100%		$ 117,459,456
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 Nasdaq 100 E-Mini Index Contracts	Sept. 2004	$ 904,200	$ (16,556)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $248,539.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $129,453,944. Net unrealized depreciation aggregated $1,867,069, of which $10,484,097 related to appreciated investment securities and $12,351,166 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2004

EIF-QTLY-1004

1.805766.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	800	$ 10,600
Decoma International, Inc. Class A (sub. vtg.)	1,602	13,215
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	661	5,506
Exide Technologies (a)	651	10,325
Gentex Corp.	2,284	78,433
Hayes Lemmerz International, Inc. (a)	1,193	15,330
Keystone Automotive Industries, Inc. (a)	491	10,900
LKQ Corp.	796	14,519
Modine Manufacturing Co.	979	29,174
Noble International Ltd.	308	6,280
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	613	3,298
R&B, Inc. (a)	314	6,267
Sports Resorts International, Inc. (a)	3,572	13,216
Strattec Security Corp. (a)	130	8,085
Tesma International, Inc. Class A (sub. vtg.)	483	11,718
Wescast Industries, Inc. Class A (sub. vtg.)	123	3,420
		240,286
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	16,786
Distributors - 0.0%
Noland Co.	246	10,049
Source Interlink Companies, Inc. (a)	919	8,060
		18,109
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	750	14,355
Ambassadors Group, Inc.	369	10,332
Ameristar Casinos, Inc.	743	20,232
Applebee's International, Inc.	2,488	59,886
BJ's Restaurants, Inc. (a)	902	13,241
Bob Evans Farms, Inc.	897	22,461
Buffalo Wild Wings, Inc.	531	14,735
California Pizza Kitchen, Inc. (a)	477	9,106
CBRL Group, Inc.	1,363	43,452
Churchill Downs, Inc.	483	16,910
Ctrip.com International Ltd. ADR	360	11,358
Empire Resorts, Inc. (a)	676	5,949
International Speedway Corp. Class A	929	49,144
Isle of Capri Casinos, Inc. (a)	837	15,284
Lone Star Steakhouse & Saloon, Inc.	829	19,225
Magna Entertainment Corp. Class A (a)	2,724	16,208
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,009	$ 9,464
Multimedia Games, Inc. (a)	948	13,689
Navigant International, Inc. (a)	541	8,688
O'Charleys, Inc. (a)	757	12,294
P.F. Chang's China Bistro, Inc. (a)	795	33,326
Panera Bread Co. Class A (a)	941	32,728
Papa John's International, Inc. (a)	403	11,570
Penn National Gaming, Inc. (a)	1,334	51,826
Rare Hospitality International, Inc. (a)	1,052	28,446
Red Robin Gourmet Burgers, Inc. (a)	451	15,771
Ryan's Restaurant Group, Inc. (a)	1,417	19,470
Scientific Games Corp. Class A (a)	2,594	44,176
Shuffle Master, Inc. (a)	636	21,077
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	5,922
Sonic Corp. (a)	1,845	41,236
Starbucks Corp. (a)	11,581	500,762
Sunterra Corp. (a)	868	8,480
The Cheesecake Factory, Inc. (a)	1,486	61,491
Wynn Resorts Ltd. (a)	2,777	107,192
		1,369,486
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	681	12,803
Brillian Corp. (a)	388	3,356
Craftmade International, Inc.	649	13,168
Dominion Homes, Inc. (a)	118	2,449
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	24,295
Flexsteel Industries, Inc.	620	11,036
Garmin Ltd.	3,420	133,072
Helen of Troy Ltd. (a)	913	24,651
Hooker Furniture Corp.	696	18,458
Interface, Inc. Class A (a)	2,168	15,480
Kimball International, Inc. Class B	805	10,948
Lifetime Hoan Corp.	345	5,413
Palm Harbor Homes, Inc. (a)	739	12,090
Stanley Furniture Co., Inc.	312	12,599
Technical Olympic USA, Inc.	1,045	26,668
Universal Electronics, Inc. (a)	1,066	17,237
		343,723
Internet & Catalog Retail - 3.4%
1-800 CONTACTS, Inc. (a)	518	7,299
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
1-800-FLOWERS.com, Inc. Class A (a)	895	$ 6,659
Alloy, Inc. (a)	1,976	8,023
Amazon.com, Inc. (a)	12,140	463,020
Blue Nile, Inc.	469	12,213
Coldwater Creek, Inc. (a)	1,231	24,768
Drugstore.com, Inc. (a)	2,140	5,115
eBay, Inc. (a)	19,550	1,691,857
GSI Commerce, Inc. (a)	1,095	10,205
IAC/InterActiveCorp (a)	19,200	437,952
Insight Enterprises, Inc. (a)	1,222	19,552
J. Jill Group, Inc. (a)	641	11,596
Netflix, Inc. (a)	1,475	20,576
Orbitz, Inc. Class A	509	9,432
Overstock.com, Inc. (a)	558	17,493
PC Mall, Inc. (a)	507	6,632
PetMed Express, Inc. (a)	710	3,997
Priceline.com, Inc. (a)	1,023	21,360
Provide Commerce, Inc.	585	10,811
Stamps.com, Inc.	989	14,756
ValueVision Media, Inc. Class A (a)	974	12,165
		2,815,481
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	607	15,855
Concord Camera Corp. (a)	341	573
Escalade, Inc.	749	9,572
JAKKS Pacific, Inc. (a)	1,033	20,226
Radica Games Ltd.	1,200	10,488
RC2 Corp. (a)	631	19,946
SCP Pool Corp.	1,172	49,447
		126,107
Media - 4.3%
ACME Communications, Inc. (a)	1,400	9,058
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	985	18,682
Beasley Broadcast Group, Inc. Class A (a)	689	10,335
Cadmus Communications Corp.	937	14,092
Carmike Cinemas, Inc.	461	15,674
Central European Media Enterprises Ltd. Class A (a)	1,068	29,028
Charter Communications, Inc. Class A (a)	7,693	24,541
Comcast Corp.:
Class A (a)	40,256	1,134,012
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.: - continued
Class A (special) (a)	25,432	$ 705,738
Courier Corp.	196	7,895
Crown Media Holdings, Inc. Class A (a)	1,947	14,369
Cumulus Media, Inc. Class A (a)	1,433	21,638
EchoStar Communications Corp. Class A (a)	6,338	194,260
Emmis Communications Corp. Class A (a)	1,450	27,913
Fisher Communications, Inc. (a)	203	9,785
Gemstar-TV Guide International, Inc. (a)	13,818	72,959
Global Sources Ltd. (a)	990	6,643
Grey Global Group, Inc.	32	29,152
Harris Interactive, Inc. (a)	1,659	9,904
IMAX Corp. (a)	1,147	5,889
Insight Communications, Inc. Class A (a)	1,187	10,493
Knology, Inc.	1,452	5,038
Lakes Entertainment, Inc. (a)	998	9,541
Lamar Advertising Co. Class A (a)	2,768	120,934
Liberty Media International, Inc. Class A (a)	4,057	137,127
LodgeNet Entertainment Corp. (a)	799	11,633
MDC Partners, Inc. (a)	763	9,154
Mediacom Communications Corp. Class A (a)	3,456	21,600
Navarre Corp. (a)	871	13,579
New Frontier Media, Inc. (a)	1,084	8,423
Nexstar Broadcasting Group, Inc.	1,192	9,703
NTL, Inc. (a)	2,753	149,515
Pixar (a)	1,564	121,554
Radio One, Inc.:
Class A (a)	464	7,270
Class D (non-vtg.) (a)	2,352	36,691
Regent Communication, Inc. (a)	1,974	11,370
Reuters Group PLC sponsored ADR	707	24,455
Salem Communications Corp. Class A (a)	1,009	26,839
SBS Broadcasting SA (a)	925	32,375
Scholastic Corp. (a)	1,095	32,029
Sinclair Broadcast Group, Inc. Class A	2,015	16,120
Sirius Satellite Radio, Inc. (a)	40,875	94,830
Spanish Broadcasting System, Inc. Class A (a)	1,167	10,223
TiVo, Inc. (a)	2,475	10,643
UnitedGlobalCom, Inc. Class A (a)	12,931	87,931
Value Line, Inc.	422	15,931
WPP Group PLC sponsored ADR	550	24,822
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	6,053	$ 166,276
Young Broadcasting, Inc. Class A (a)	630	7,151
		3,594,817
Multiline Retail - 0.4%
Conn's, Inc.	665	10,115
Dollar Tree Stores, Inc. (a)	3,321	78,077
Fred's, Inc. Class A	1,186	16,497
Kmart Holding Corp. (a)	2,691	206,184
The Bon-Ton Stores, Inc.	984	12,979
Tuesday Morning Corp. (a)	1,287	40,000
		363,852
Specialty Retail - 2.3%
AC Moore Arts & Crafts, Inc. (a)	1,063	21,611
America's Car Mart, Inc. (a)	215	6,895
American Eagle Outfitters, Inc. (a)	2,180	72,594
bebe Stores, Inc. (a)	1,192	21,659
Bed Bath & Beyond, Inc. (a)	8,888	332,589
Big 5 Sporting Goods Corp. (a)	1,019	19,514
Brookstone Co., Inc. (a)	600	9,450
Building Material Holding Corp.	508	11,491
Cache, Inc. (a)	377	5,067
Casual Male Retail Group, Inc. (a)	1,489	8,770
Charlotte Russe Holding, Inc. (a)	658	9,403
Charming Shoppes, Inc. (a)	3,232	22,172
Cost Plus, Inc. (a)	570	19,528
Deb Shops, Inc.	763	17,435
Dress Barn, Inc. (a)	924	15,311
Electronics Boutique Holding Corp. (a)	801	24,455
Finish Line, Inc. Class A	508	14,737
Goody's Family Clothing, Inc.	1,432	10,955
Guitar Center, Inc. (a)	727	29,778
Gymboree Corp. (a)	738	10,708
Hibbett Sporting Goods, Inc. (a)	704	12,792
Hollywood Entertainment Corp. (a)	1,515	15,286
Hot Topic, Inc. (a)	1,140	17,214
Jos. A. Bank Clothiers, Inc. (a)	461	12,433
Kirkland's, Inc. (a)	622	4,789
Monro Muffler Brake, Inc. (a)	669	13,741
Movie Gallery, Inc.	1,335	24,017
O'Reilly Automotive, Inc. (a)	1,695	66,800
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	2,336	$ 44,758
Party City Corp. (a)	552	7,463
PETCO Animal Supplies, Inc. (a)	1,688	55,907
PETsMART, Inc.	4,312	120,995
Pomeroy IT Solutions, Inc.	627	8,145
Rent-A-Center, Inc. (a)	2,184	65,738
Restoration Hardware, Inc. (a)	1,275	7,892
Ross Stores, Inc.	4,367	92,362
Select Comfort Corp. (a)	1,096	17,404
Sharper Image Corp. (a)	290	5,206
Shoe Carnival, Inc. (a)	605	6,939
Stage Stores, Inc. (a)	511	16,321
Staples, Inc.	14,569	417,839
Stein Mart, Inc. (a)	1,359	22,220
Steiner Leisure Ltd. (a)	489	10,450
TBC Corp. (a)	632	13,752
The Children's Place Retail Stores, Inc. (a)	715	14,021
Tractor Supply Co. (a)	1,065	37,083
Trans World Entertainment Corp. (a)	1,445	14,407
Tweeter Home Entertainment Group, Inc. (a)	953	5,442
Urban Outfitters, Inc. (a)	2,349	71,292
West Marine, Inc. (a)	829	14,997
Wet Seal, Inc. Class A (a)	1,165	1,445
Wilsons Leather Experts, Inc. (a)	2,802	16,532
		1,939,804
Textiles Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	583	13,718
Columbia Sportswear Co. (a)	1,112	60,648
Deckers Outdoor Corp. (a)	381	11,186
Fossil, Inc. (a)	1,985	56,989
Haggar Corp.	814	15,092
K-Swiss, Inc. Class A	810	15,803
Oshkosh B'Gosh, Inc. Class A	639	13,016
Perry Ellis International, Inc. (a)	213	4,812
Quaker Fabric Corp.	1,024	6,820
Steven Madden Ltd. (a)	480	8,760
Tandy Brands Accessories, Inc.	905	12,218
Velcro Industries NV	901	10,461
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	1,194	$ 24,047
Weyco Group, Inc.	303	10,151
		263,721
TOTAL CONSUMER DISCRETIONARY		11,092,172
CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	234	13,181
MGP Ingredients, Inc.	1,096	10,094
Robert Mondavi Corp. Class A (a)	392	16,115
		39,390
Food & Staples Retailing - 1.1%
Arden Group, Inc. Class A	165	13,530
Casey's General Stores, Inc.	1,299	21,446
Central European Distribution Corp. (a)	519	12,710
Costco Wholesale Corp.	13,625	560,941
Fresh Brands, Inc.	466	3,502
Ingles Markets, Inc. Class A	1,279	14,568
Nash-Finch Co.	339	10,011
NeighborCare, Inc. (a)	1,342	34,073
Pathmark Stores, Inc. (a)	1,698	12,022
Performance Food Group Co. (a)	1,100	24,200
The Pantry, Inc. (a)	1,036	20,161
Topps Co., Inc.	1,768	16,566
United Natural Foods, Inc. (a)	1,106	27,385
Whole Foods Market, Inc.	1,738	135,095
Wild Oats Markets, Inc. (a)	1,044	9,219
		915,429
Food Products - 0.3%
Alico, Inc.	403	17,732
Bridgford Foods Corp.	433	3,681
Cal-Maine Foods, Inc.	840	9,089
Calavo Growers, Inc.	1,103	12,210
Central Garden & Pet Co. Class A (a)	527	16,516
Farmer Brothers Co.	654	16,350
Hain Celestial Group, Inc. (a)	942	16,532
J&J Snack Foods Corp. (a)	399	17,149
John B. Sanfilippo & Son, Inc. (a)	308	8,716
Lancaster Colony Corp.	908	37,482
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lance, Inc.	1,018	$ 15,525
Peet's Coffee & Tea, Inc. (a)	288	6,595
Riviana Foods, Inc.	359	9,514
Sanderson Farms, Inc.	528	18,052
SunOpta, Inc. (a)	1,281	8,352
		213,495
Household Products - 0.0%
WD-40 Co.	417	11,918
Personal Products - 0.1%
Chattem, Inc. (a)	571	17,410
Elizabeth Arden, Inc. (a)	1,005	20,693
First Years, Inc.	798	14,723
Inter Parfums, Inc.	544	6,593
Mannatech, Inc.	876	10,162
Nature's Sunshine Products, Inc.	995	14,716
USANA Health Sciences, Inc. (a)	727	21,156
		105,453
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,889	19,951
TOTAL CONSUMER STAPLES		1,305,636
ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,236	36,919
Global Industries Ltd. (a)	3,345	17,896
Gulf Island Fabrication, Inc.	426	8,503
Gulfmark Offshore, Inc. (a)	656	9,984
Horizon Offshore, Inc. (a)	690	386
Hydril Co. (a)	678	24,239
Lufkin Industries, Inc.	263	8,521
Matrix Service Co. (a)	325	1,459
Patterson-UTI Energy, Inc.	5,259	91,086
Seabulk International, Inc. (a)	1,176	10,502
Tesco Corp. (a)	808	7,312
Torch Offshore, Inc. (a)	1,138	2,424
		219,231
Oil & Gas - 0.3%
APCO Argentina, Inc.	353	11,737
ATP Oil & Gas Corp. (a)	1,346	11,872
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Brigham Exploration Co. (a)	1,653	$ 13,472
Clayton Williams Energy, Inc. (a)	543	9,676
Crosstex Energy LP	394	11,225
Crosstex Energy, Inc.	376	14,006
Delta Petroleum Corp. (a)	1,193	13,171
Dorchester Minerals LP	602	12,154
Enterra Energy Trust	306	4,067
FX Energy, Inc. (a)	1,078	9,346
Golar LNG Ltd. (Nasdaq) (a)	2,090	29,197
Ivanhoe Energy, Inc. (a)	3,562	5,101
Knightsbridge Tankers Ltd.	576	15,875
Marine Petroleum Trust	389	12,164
Petroleum Development Corp. (a)	469	14,553
Petroquest Energy, Inc. (a)	2,202	9,799
Resource America, Inc. Class A	950	20,900
Syntroleum Corp. (a)	2,008	10,160
TC Pipelines LP	384	13,420
The Exploration Co. of Delaware, Inc. (a)	2,649	9,934
		251,829
TOTAL ENERGY		471,060
FINANCIALS - 11.5%
Capital Markets - 1.1%
American Capital Strategies Ltd.	2,435	75,972
Ameritrade Holding Corp. (a)	12,983	147,876
Capital Southwest Corp.	141	10,857
Gladstone Capital Corp.	658	15,456
Harris & Harris Group, Inc. (a)	432	3,866
Investors Financial Services Corp.	1,771	82,139
Knight Trading Group, Inc. (a)	3,049	27,624
MFC Bancorp Ltd. (a)	487	8,596
Northern Trust Corp.	6,320	272,076
Sanders Morris Harris Group, Inc.	903	10,800
SEI Investments Co.	3,054	99,805
T. Rowe Price Group, Inc.	3,561	176,376
TradeStation Group, Inc. (a)	1,353	8,524
		939,967
Commercial Banks - 6.5%
1st Source Corp.	501	12,650
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
ABC Bancorp	818	$ 14,847
Alabama National Bancorp, Delaware	384	22,948
Alliance Financial Corp.	376	10,246
Amcore Financial, Inc.	600	16,872
American National Bankshares, Inc.	549	12,902
American River Bankshares	538	11,164
AmericanWest Bancorp (a)	569	10,105
Arrow Financial Corp.	320	9,536
Associated Banc-Corp.	2,944	92,147
Banc Corp. (a)	804	5,186
BancFirst Corp.	180	10,964
Bank of Granite Corp.	778	14,782
Bank of the Ozarks, Inc.	400	10,480
BNC Bancorp	346	5,761
BOK Financial Corp. (a)	1,672	71,729
Boston Private Financial Holdings, Inc.	584	14,226
Capital Bank Corp.	729	12,065
Capital City Bank Group, Inc.	671	26,075
Capital Corp. of the West	434	17,100
Cardinal Financial Corp. (a)	815	7,115
Cascade Bancorp	616	10,718
Cascade Financial Corp.	391	6,252
Cathay General Bancorp	629	43,822
Cavalry Bancorp, Inc.	710	11,360
CB Bancshares, Inc.	196	18,546
Center Bancorp, Inc.	525	6,405
Center Financial Corp., California	1,142	19,437
Central Coast Bancorp (a)	773	15,074
Century Bancorp, Inc. Class A (non-vtg.)	318	10,033
Chemical Financial Corp.	648	22,233
Chester Valley Bancorp, Inc.	351	7,266
Citizens Banking Corp.	1,197	38,292
City Holding Co.	275	8,616
CNB Financial Corp.	587	8,318
CoBiz, Inc.	1,170	18,194
Colony Bankcorp, Inc.	267	6,368
Columbia Bancorp	413	11,944
Columbia Bancorp, Oregon	543	8,579
Columbia Banking Systems, Inc.	724	16,355
Commerce Bancshares, Inc.	1,901	91,875
Commercial Bankshares, Inc.	505	14,746
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Bank of Northern Virginia	492	$ 6,986
Community Banks, Inc.	418	11,566
Community First Bankshares, Inc.	972	31,269
Community Trust Bancorp, Inc.	317	9,561
Compass Bancshares, Inc.	3,413	157,851
CVB Financial Corp.	1,402	30,381
East West Bancorp, Inc.	1,204	43,621
Eastern Virgina Bankshares, Inc.	469	10,341
Exchange National Bancshares, Inc.	288	8,525
Farmers Capital Bank Corp.	357	11,824
Fidelity Southern Corp.	1,009	14,580
Fifth Third Bancorp	16,554	824,555
Financial Institutions, Inc.	425	9,427
First Bancorp, North Carolina	470	15,261
First Charter Corp.	1,343	31,037
First Citizen Bancshares, Inc.	209	24,455
First Citizens Banc Corp.	384	8,448
First Community Bancorp, California	408	16,610
First Community Bancshares, Inc.	357	11,392
First Financial Bancorp, Ohio	1,319	23,742
First Financial Bankshares, Inc.	311	12,717
First Financial Corp., Indiana	404	12,524
First Indiana Corp.	758	14,364
First M&F Corp.	258	8,643
First Merchants Corp.	459	11,227
First Midwest Bancorp, Inc., Delaware	1,079	37,150
First Oak Brook Bancshares, Inc.	529	15,606
First of Long Island Corp.	286	12,215
First South Bancorp, Inc., Virginia	528	12,857
First State Bancorp.	193	5,694
First United Corp.	493	10,107
Firstbank Corp., Michigan	423	12,005
FirstMerit Corp.	2,019	53,180
Flag Financial Corp.	932	12,526
FNB Corp., North Carolina	602	10,752
FNB Corp., Virginia	559	14,903
FNB Financial Services Corp.	597	10,698
Foothill Independent Bancorp	638	14,253
Frontier Financial Corp., Washington	294	10,202
Fulton Financial Corp.	2,986	63,094
GB&T Bancshares, Inc.	498	10,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
German American Bancorp	686	$ 11,834
Glacier Bancorp, Inc.	847	23,868
Gold Banc Corp., Inc.	957	14,834
Great Southern Bancorp, Inc.	418	13,472
Greater Bay Bancorp	1,331	37,894
Greater Community Bancorp	773	11,046
Greene County Bancshares, Inc.	456	10,625
Grupo Financiero Galicia SA sponsored ADR (a)	551	2,799
Hancock Holding Co.	882	27,395
Hanmi Financial Corp.	640	20,531
Harleysville National Corp., Pennsylvania	579	13,913
Heartland Financial USA, Inc.	717	12,884
Heritage Commerce Corp. (a)	1,051	15,849
Huntington Bancshares, Inc.	6,401	157,913
IBERIABANK Corp.	124	6,965
Independent Bank Corp., Massachusetts	314	9,401
Independent Bank Corp., Michigan	385	9,925
Integra Bank Corp.	485	9,928
Interchange Financial Services Corp.	462	11,227
International Bancshares Corp.	1,176	38,761
Lakeland Bancorp, Inc.	772	12,576
Lakeland Financial Corp.	382	12,224
LNB Bancorp, Inc.	836	16,494
LSB Bancshares, Inc.	666	10,789
Macatawa Bank Corp.	337	8,701
Main Street Banks, Inc.	516	14,396
MainSource Financial Group, Inc.	613	12,156
MB Financial, Inc.	689	25,893
MBT Financial Corp.	578	11,057
Mercantile Bank Corp.	185	6,473
Mercantile Bankshares Corp.	2,127	101,245
Merchants Bancshares, Inc.	325	8,821
Mid-State Bancshares	481	11,736
Midwest Banc Holdings, Inc.	779	14,645
Nara Bancorp, Inc.	877	17,908
National Bankshares, Inc.	194	8,344
National Penn Bancshares, Inc.	707	21,288
NBT Bancorp, Inc.	1,162	25,924
Northern States Financial Corp.	462	12,874
Oak Hill Financial, Inc.	296	10,064
Old Point Financial Corp.	537	16,201
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Old Second Bancorp, Inc.	796	$ 21,468
Omega Financial Corp.	420	13,713
Pacific Capital Bancorp	941	26,894
Pennrock Financial Services Corp.	449	13,088
Penns Woods Bancorp, Inc.	301	15,276
Peoples Bancorp, Inc.	541	13,925
Pinnacle Financial Partners, Inc. (a)	510	10,909
Popular, Inc.	7,493	181,331
Premierwest Bancorp (a)	679	6,960
PrivateBancorp, Inc.	782	22,999
Prosperity Bancshares, Inc.	507	13,141
Provident Bankshares Corp.	750	23,753
Republic Bancorp, Inc.	1,939	28,523
Republic Bancorp, Inc. Class A	592	13,024
Republic First Bancorp, Inc. (a)	973	12,649
Riggs National Corp.	803	18,871
Royal Bancshares of Pennsylvania, Inc. Class A	462	10,742
Rurban Financial Corp. (a)	723	9,110
S&T Bancorp, Inc.	709	24,893
Sandy Spring Bancorp, Inc.	279	9,263
SCBT Financial Corp.	432	12,446
Seacoast Banking Corp., Florida	720	15,710
Security Bank Corp., Georgia	370	12,480
Shore Bancshares, Inc.	507	14,526
Sierra Bancorp	727	12,112
Signature Bank, New York	640	17,037
Silicon Valley Bancshares (a)	1,013	37,836
Simmons First National Corp. Class A	562	13,943
Sky Financial Group, Inc.	2,740	67,294
Slade's Ferry Bancorp	647	12,455
South Financial Group, Inc.	2,023	57,534
Southern Community Financial Corp.	910	9,637
SouthTrust Corp.	9,565	395,513
Southwest Bancorp of Texas, Inc.	1,518	31,999
Southwest Bancorp, Inc., Oklahoma	811	15,004
State Financial Services Corp. Class A	495	14,033
Sterling Bancshares, Inc.	1,496	20,106
Sterling Financial Corp., Pennsylvania	587	14,352
Suffolk Bancorp	342	10,465
Summit Bancshares, Inc.	461	14,516
Sun Bancorp, Inc.	703	15,571
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sun Bancorp, Inc., New Jersey (a)	519	$ 11,210
Susquehanna Bancshares, Inc., Pennsylvania	1,486	35,664
Taylor Capital Group, Inc.	570	13,025
Texas Capital Bancshares, Inc.	793	13,425
Texas Regional Bancshares, Inc. Class A	1,150	33,626
Trico Bancshares	1,018	19,342
Trustco Bank Corp., New York	2,134	27,742
Trustmark Corp.	1,385	41,522
UCBH Holdings, Inc.	1,109	44,526
UMB Financial Corp.	512	24,704
Umpqua Holdings Corp.	1,365	31,572
Union Bankshares Corp.	440	13,640
United Bankshares, Inc., West Virginia	1,231	40,820
United Community Banks, Inc., Georgia	942	22,231
United Financial Corp.	468	10,741
United Security Bancshares, Inc.	450	11,925
United Security Bancshares, California	454	10,238
Univest Corp. of Pennsylvania	375	15,240
Unizan Financial Corp.	626	17,309
Vail Banks, Inc.	945	12,937
Virginia Commerce Bancorp, Inc. (a)	737	19,420
Virginia Financial Group, Inc.	342	11,286
Washington Trust Bancorp, Inc.	617	15,209
Wayne Bancorp, Inc., Ohio	402	11,361
WesBanco, Inc.	451	12,493
West Bancorp., Inc.	821	13,349
West Coast Bancorp, Oregon	748	15,364
Westamerica Bancorp.	674	35,547
Westbank Corp.	580	12,273
Western Sierra Bancorp	411	12,786
Whitney Holding Corp.	955	39,346
Wilshire State Bank, California (a)	473	15,566
Wintrust Financial Corp.	456	25,025
Yadkin Valley Bank & Trust Co.	667	9,338
Yardville National Bancorp	458	13,255
Zions Bancorp	2,496	155,451
		5,484,457
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	11,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Advanta Corp.:
Class A	426	$ 9,564
Class B	718	16,873
Asta Funding, Inc.	368	5,435
Collegiate Funding Services, Inc.	800	10,560
CompuCredit Corp. (a)	1,538	28,930
Credit Acceptance Corp. (a)	1,044	19,544
Education Lending Group, Inc. (a)	661	10,596
First Cash Financial Services, Inc. (a)	724	13,930
QC Holdings, Inc.	570	7,946
United Panam Financial Corp. (a)	805	12,413
WFS Financial, Inc. (a)	1,140	51,722
World Acceptance Corp. (a)	583	13,018
		212,433
Diversified Financial Services - 0.1%
California First National Bancorp	627	8,095
Encore Capital Group, Inc. (a)	911	15,378
eSpeed, Inc. Class A (a)	879	8,790
First Albany Companies, Inc.	714	6,226
Instinet Group, Inc. (a)	9,807	48,447
Marlin Business Services Corp.	759	13,730
Medallion Financial Corp.	1,687	14,340
Newtek Business Services, Inc. (a)	1,293	4,823
		119,829
Insurance - 1.4%
Alfa Corp.	2,118	29,334
American National Insurance Co.	681	64,695
American Physicians Capital, Inc. (a)	642	17,642
Arch Capital Group Ltd. (a)	835	30,561
Argonaut Group, Inc. (a)	707	12,966
Baldwin & Lyons, Inc. Class B	518	13,095
Ceres Group, Inc. (a)	1,684	9,110
Cincinnati Financial Corp.	4,752	191,743
Direct General Corp.	400	12,168
Donegal Group, Inc. Class A	627	12,289
EMC Insurance Group	582	10,854
Enstar Group, Inc. (a)	123	5,713
Erie Indemnity Co. Class A	1,731	86,100
FPIC Insurance Group, Inc. (a)	638	15,255
Harleysville Group, Inc.	974	19,344
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	709	$ 19,441
IPC Holdings Ltd.	1,161	42,133
Kansas City Life Insurance Co.	310	12,611
Max Re Capital Ltd.	1,025	18,973
Millea Holdings, Inc. ADR	481	33,084
National Western Life Insurance Co. Class A (a)	73	11,507
Navigators Group, Inc. (a)	419	12,252
Ohio Casualty Corp. (a)	1,710	34,457
Philadelphia Consolidated Holding Corp. (a)	627	33,394
PMA Capital Corp. Class A	1,857	13,092
Presidential Life Corp.	1,433	25,149
Quanta Capital Holdings Ltd. (a)	1,420	13,121
SAFECO Corp.	3,931	189,356
Safety Insurance Group, Inc.	813	17,398
Selective Insurance Group, Inc.	823	28,418
State Auto Financial Corp.	1,138	34,242
The Midland Co.	738	19,793
Triad Guaranty, Inc. (a)	384	21,389
United Fire & Casualty Co.	199	12,059
United National Group Ltd. Class A	701	10,866
Universal American Financial Corp. (a)	1,700	19,397
USI Holdings Corp. (a)	1,088	13,992
		1,166,993
Real Estate - 0.2%
Avatar Holdings, Inc. (a)	197	8,528
California Coastal Communities, Inc. (a)	409	8,176
Capital Automotive (SBI)	1,431	44,175
Elbit Medical Imaging Ltd. (a)	1,441	12,104
Falcon Financial Investment Trust	1,079	8,308
Gladstone Commercial Corp.	979	15,967
Investors Real Estate Trust	1,872	18,814
Monmouth Real Estate Investment Corp. Class A	1,616	13,300
Price Legacy Corp.	1,275	23,970
Tarragon Realty Investors, Inc. (a)	588	8,014
		161,356
Thrifts & Mortgage Finance - 1.9%
Accredited Home Lenders Holding Co. (a)	644	25,612
Anchor BanCorp Wisconsin, Inc.	723	18,220
Bank Mutual Corp.	2,126	24,258
BankUnited Financial Corp. Class A (a)	773	21,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beverly Hills Bancorp, Inc.	1,107	$ 10,539
Brookline Bancorp, Inc., Delaware	1,822	27,585
Camco Financial Corp.	727	10,978
Capital Crossing Bank (a)	282	6,585
Capitol Federal Financial	2,304	77,875
CFS Bancorp, Inc.	659	8,864
Charter Financial Corp.	640	20,922
Chesterfield Financial Corp.	489	15,159
Citizens First Bancorp, Inc.	720	15,228
Citizens South Banking Corp.	637	8,281
City Bank Lynnwood	482	15,810
Clifton Savings Bancorp, Inc.	630	7,245
Coastal Financial Corp.	1,070	15,001
Commercial Capital Bancorp, Inc.	1,875	40,631
Corus Bankshares, Inc.	695	29,795
Dime Community Bancorp, Inc.	1,218	20,255
E-Loan, Inc. (a)	2,671	5,689
ESB Financial Corp.	608	7,934
EverTrust Financial Group, Inc.	657	16,708
FFLC Bancorp, Inc.	504	13,613
Fidelity Bankshares, Inc.	418	15,094
First Busey Corp.	532	10,071
First Defiance Financial Corp.	519	13,556
First Federal Bancshares of Arkansas, Inc.	569	11,522
First Federal Capital Corp.	642	19,061
First Financial Holdings, Inc.	388	11,756
First Financial Service Corp.	216	5,547
First Niagara Financial Group, Inc.	2,512	31,626
First Pactrust Bancorp, Inc.	609	14,403
First Place Financial Corp.	477	8,968
Flushing Financial Corp.	759	13,715
FMS Financial Corp.	631	10,468
Harbor Florida Bancshares, Inc.	661	20,676
Heritage Financial Corp., Washington	686	13,892
HMN Financial, Inc.	448	11,872
Horizon Financial Corp.	760	14,592
Hudson City Bancorp, Inc.	5,334	182,583
Hudson River Bancorp, Inc.	832	14,818
Independence Community Bank Corp.	2,168	85,072
ITLA Capital Corp. (a)	89	3,775
KNBT Bancorp, Inc.	794	13,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
LSB Corp.	631	$ 11,674
MAF Bancorp., Inc.	651	27,231
MASSBANK Corp.	367	13,212
MutualFirst Financial, Inc.	550	12,650
NASB Financial, Inc.	336	12,348
NetBank, Inc.	1,454	15,471
New Century Financial Corp.	1,018	54,606
NewAlliance Bancshares, Inc.	2,870	39,319
NewMil Bancorp, Inc.	413	11,890
Northeast Pennsylvania Financial Corp.	744	12,499
Northwest Bancorp, Inc.	1,622	34,808
OceanFirst Financial Corp.	531	12,123
Pamrapo Bancorp, Inc.	438	9,810
Partners Trust Financial Group, Inc.	1,816	18,178
Pennfed Financial Services, Inc.	169	4,986
People's Bank, Connecticut	2,560	84,454
Provident Bancorp, Inc., Delaware	1,578	17,753
Provident Financial Holdings, Inc.	315	7,497
PVF Capital Corp.	455	6,825
Quaker City Bancorp, Inc.	158	8,690
Riverview Bancorp, Inc.	510	10,409
Saxon Capital, Inc. (a)	758	19,064
Severn Bancorp, Inc.	431	15,369
Sound Federal Bancorp, Inc.	572	8,248
Sterling Financial Corp., Washington (a)	581	19,266
TierOne Corp.	485	10,350
Timberland Bancorp, Inc.	556	12,649
United Community Financial Corp., Ohio	870	9,727
Warwick Community Bancorp, Inc.	466	15,136
Washington Federal, Inc.	1,928	49,665
Waypoint Financial Corp.	950	26,173
Willow Grove Bancorp, Inc.	741	12,241
WSFS Financial Corp.	244	12,212
		1,627,674
TOTAL FINANCIALS		9,712,709
HEALTH CARE - 13.6%
Biotechnology - 7.9%
Abgenix, Inc. (a)	3,792	37,730
Acacia Research Corp. - CombiMatrix (a)	1,427	4,581
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AEterna Zentaris Laboratories, Inc. (a)	754	$ 4,020
Affymetrix, Inc. (a)	2,111	58,686
Albany Molecular Research, Inc. (a)	747	7,799
Alexion Pharmaceuticals, Inc. (a)	1,467	24,000
Alkermes, Inc. (a)	3,610	38,374
Amgen, Inc. (a)	37,806	2,241,518
Amylin Pharmaceuticals, Inc. (a)	2,724	53,908
Angiotech Pharmaceuticals, Inc. (a)	2,393	41,121
Aphton Corp. (a)	685	2,706
Arena Pharmaceuticals, Inc. (a)	802	3,320
ARIAD Pharmaceuticals, Inc. (a)	1,982	9,434
Array Biopharma, Inc. (a)	1,496	10,173
Avant Immunotherapeutics, Inc. (a)	3,213	5,848
Axonyx, Inc. (a)	1,241	5,274
Biogen Idec, Inc. (a)	10,168	603,267
BioMarin Pharmaceutical, Inc. (a)	1,690	10,208
Biopure Corp. Class A (a)	497	278
Caliper Life Sciences, Inc. (a)	1,195	7,624
Celgene Corp. (a)	2,501	141,932
Cell Genesys, Inc. (a)	1,539	12,758
Cell Therapeutics, Inc. (a)	1,498	8,494
Cephalon, Inc. (a)	1,616	75,968
Cepheid, Inc. (a)	1,455	11,204
Chiron Corp. (a)	5,637	238,896
Ciphergen Biosystems, Inc. (a)	1,078	4,258
Compugen Ltd. (a)	1,757	8,926
Connetics Corp. (a)	1,261	32,345
Corgentech, Inc.	1,296	17,483
Corixa Corp. (a)	1,583	7,298
Cubist Pharmaceuticals, Inc. (a)	1,091	8,586
CuraGen Corp. (a)	1,634	8,529
Curis, Inc. (a)	706	2,824
CV Therapeutics, Inc. (a)	1,590	20,400
Cytokinetics, Inc.	670	6,492
deCODE genetics, Inc. (a)	1,267	7,095
Dendreon Corp. (a)	1,793	17,625
Digene Corp. (a)	715	17,911
Diversa Corp. (a)	1,093	8,744
DOV Pharmaceutical, Inc. (a)	598	9,389
Dyax Corp. (a)	782	6,209
Dynavax Technologies Corp.	547	2,494
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Encysive Pharmaceuticals, Inc. (a)	2,504	$ 19,782
Enzon Pharmaceuticals, Inc. (a)	2,090	29,093
Exact Sciences Corp. (a)	1,230	5,904
Exelixis, Inc. (a)	1,973	15,389
Eyetech Pharmaceuticals, Inc.	1,283	44,546
Forbes Medi-Tech, Inc. (a)	1,040	1,885
Gen-Probe, Inc. (a)	1,632	58,915
Genaera Corp. (a)	2,470	8,349
Gene Logic, Inc. (a)	500	1,720
Genelabs Technologies, Inc. (a)	3,567	8,561
Genencor International, Inc. (a)	2,267	36,181
Genitope Corp.	1,205	11,038
Genta, Inc. (a)	2,036	5,314
GenVec, Inc. (a)	1,428	3,327
Genzyme Corp. - General Division (a)	6,781	366,174
Geron Corp. (a)	1,706	9,895
Gilead Sciences, Inc. (a)	6,450	445,889
GTx, Inc.	830	8,898
Harvard Bioscience, Inc. (a)	973	4,787
Human Genome Sciences, Inc. (a)	3,896	41,960
ICOS Corp. (a)	1,804	47,066
ID Biomedical Corp. (a)	1,335	15,589
Idenix Pharmaceuticals, Inc.	1,310	16,716
Ilex Oncology, Inc. (a)	1,420	35,415
ImClone Systems, Inc. (a)	2,530	134,798
ImmunoGen, Inc. (a)	2,035	10,358
Immunomedics, Inc. (a)	1,704	4,788
Incyte Corp. (a)	1,919	13,107
Indevus Pharmaceuticals, Inc. (a)	1,656	11,377
InterMune, Inc. (a)	731	7,551
Introgen Therapeutics, Inc. (a)	1,380	9,287
Invitrogen Corp. (a)	1,656	81,972
Isis Pharmaceuticals, Inc. (a)	1,608	9,648
Keryx Biopharmaceuticals, Inc. (a)	1,032	11,486
Kosan Biosciences, Inc. (a)	755	4,892
La Jolla Pharmaceutical Co. (a)	1,785	6,123
Lexicon Genetics, Inc. (a)	1,647	9,964
LifeCell Corp. (a)	1,282	10,564
Ligand Pharmaceuticals, Inc. Class B (a)	2,518	24,752
Luminex Corp. (a)	900	6,669
MannKind Corp.	860	11,997
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Marshall Edwards, Inc.	1,200	$ 7,488
Martek Biosciences (a)	846	45,176
Maxim Pharmaceuticals, Inc. (a)	725	4,908
Maxygen, Inc. (a)	939	9,165
Medarex, Inc. (a)	1,975	11,238
MedImmune, Inc. (a)	7,123	170,026
Millennium Pharmaceuticals, Inc. (a)	9,972	118,567
Myriad Genetics, Inc. (a)	750	12,173
Nabi Biopharmaceuticals (a)	1,796	20,977
Nanogen, Inc. (a)	940	3,929
Neogen Corp. (a)	709	13,719
Neopharm, Inc. (a)	731	4,145
NeoRX Corp. (a)	507	1,090
Neose Technologies, Inc. (a)	1,126	8,130
Neurochem, Inc. (a)	771	11,141
Neurocrine Biosciences, Inc. (a)	1,002	49,870
Neurogen Corp. (a)	889	6,099
Northfield Laboratories, Inc. (a)	914	11,882
Novavax, Inc. (a)	2,057	6,891
NPS Pharmaceuticals, Inc. (a)	1,233	25,893
Nuvelo, Inc. (a)	1,327	11,824
ONYX Pharmaceuticals, Inc. (a)	1,093	40,594
OraSure Technologies, Inc. (a)	1,286	8,063
Orchid BioSciences, Inc. (a)	1,015	8,364
Oscient Pharmaceuticals Corp. (a)	1,920	8,083
OSI Pharmaceuticals, Inc. (a)	1,287	76,692
Peregrine Pharmaceuticals, Inc. (a)	4,452	6,455
Pharmacopeia Drug Discovery, Inc. (a)	368	1,936
Pharmacyclics, Inc. (a)	1,146	11,930
Pharmion Corp.	882	43,368
PRAECIS Pharmaceuticals, Inc. (a)	1,768	4,155
Progenics Pharmaceuticals, Inc. (a)	554	5,850
Protein Design Labs, Inc. (a)	3,025	55,448
QIAGEN NV (a)	4,086	36,529
QLT, Inc. (a)	1,891	29,341
Regeneron Pharmaceuticals, Inc. (a)	1,282	11,423
Renovis, Inc.	485	3,929
Rigel Pharmaceuticals, Inc. (a)	589	12,133
Savient Pharmaceuticals, Inc. (a)	757	1,658
SciClone Pharmaceuticals, Inc. (a)	1,927	7,554
Seattle Genetics, Inc. (a)	1,337	8,517
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sequenom, Inc. (a)	1,742	$ 1,725
Serologicals Corp. (a)	712	14,909
Sirna Therapeutics, Inc. (a)	641	1,865
Stratagene Corp. (a)	589	4,181
Tanox, Inc. (a)	1,465	24,246
Targeted Genetics Corp. (a)	1,317	1,686
Techne Corp. (a)	1,177	45,597
Telik, Inc. (a)	1,189	22,520
Third Wave Technologies, Inc. (a)	734	3,699
Transkaryotic Therapies, Inc. (a)	897	14,128
Trimeris, Inc. (a)	537	6,465
United Therapeutics Corp. (a)	769	22,847
Vasogen, Inc. (a)	1,722	7,778
Vertex Pharmaceuticals, Inc. (a)	2,749	26,748
Vicuron Pharmaceuticals, Inc. (a)	1,523	22,754
XOMA Ltd. (a)	1,917	4,754
Zymogenetics, Inc. (a)	1,475	22,066
		6,641,776
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	680	10,234
Abiomed, Inc. (a)	907	8,834
Advanced Neuromodulation Systems, Inc. (a)	547	16,038
Aksys Ltd. (a)	1,303	7,075
Align Technology, Inc. (a)	1,657	25,385
American Medical Systems Holdings, Inc. (a)	1,075	33,927
Analogic Corp.	380	15,667
Animas Corp.	493	8,164
Arrow International, Inc.	1,354	38,251
Arthrocare Corp. (a)	596	14,304
Aspect Medical Systems, Inc. (a)	1,014	16,224
BioLase Technology, Inc.	592	5,630
Biomet, Inc.	7,515	343,060
Biosite, Inc. (a)	581	27,510
BioVeris Corp. (a)	593	4,276
Bruker BioSciences Corp. (a)	2,094	7,476
Candela Corp. (a)	492	4,910
Cardiac Science, Inc. (a)	2,400	4,680
Cardiodynamics International Corp. (a)	1,574	8,138
Closure Medical Corp. (a)	349	6,568
CNS., Inc.	1,331	13,510
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Conceptus, Inc. (a)	789	$ 7,282
CONMED Corp. (a)	896	21,907
CTI Molecular Imaging, Inc. (a)	1,269	11,916
Cyberonics, Inc. (a)	546	9,348
Cytyc Corp. (a)	3,461	82,926
Dade Behring Holdings, Inc. (a)	1,110	58,353
Datascope Corp.	390	14,071
DENTSPLY International, Inc.	2,263	115,300
Encore Medical Corp. (a)	1,355	5,677
Endocardial Solutions, Inc. (a)	1,000	8,790
Endologix, Inc. (a)	1,944	12,072
Epix Medical, Inc. (a)	576	11,434
Exactech, Inc. (a)	534	10,627
Given Imaging Ltd. (a)	756	26,838
Hologic, Inc. (a)	735	13,612
I-Flow Corp. (a)	657	9,973
ICU Medical, Inc. (a)	375	9,821
IDEXX Laboratories, Inc. (a)	1,109	54,019
Illumina, Inc. (a)	3,058	17,584
Immucor, Inc. (a)	757	15,481
INAMED Corp. (a)	1,006	53,459
Integra LifeSciences Holdings Corp. (a)	979	29,243
Intuitive Surgical, Inc. (a)	1,020	24,735
Kensey Nash Corp. (a)	550	15,725
Kyphon, Inc. (a)	1,600	35,728
Laserscope, Inc. (a)	710	14,058
Matrixx Initiatives, Inc. (a)	372	3,441
Matthews International Corp. Class A	1,245	44,011
Medical Action Industries, Inc. (a)	426	6,820
Meridian Bioscience, Inc.	964	11,182
Merit Medical Systems, Inc. (a)	1,302	22,277
Micro Therapeutics, Inc. (a)	1,151	4,834
Microtek Medical Holdings, Inc. (a)	1,585	6,229
Molecular Devices Corp. (a)	603	13,869
Nutraceutical International Corp. (a)	277	3,897
NuVasive, Inc.	607	5,760
Ocular Sciences, Inc. (a)	828	36,101
Orthofix International NV (a)	477	16,166
Orthologic Corp. (a)	1,251	8,882
Orthovita, Inc. (a)	3,496	15,557
Palomar Medical Technologies, Inc. (a)	808	14,746
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
PolyMedica Corp.	1,048	$ 31,870
Possis Medical, Inc. (a)	574	10,045
Quidel Corp. (a)	1,189	4,328
Regeneration Technologies, Inc. (a)	856	8,500
Respironics, Inc. (a)	1,024	54,477
Sonic Innovations, Inc. (a)	1,373	6,535
SonoSight, Inc. (a)	529	12,765
Staar Surgical Co. (a)	832	3,969
SurModics, Inc. (a)	398	9,520
Synovis Life Technologies, Inc. (a)	230	1,932
Thoratec Corp. (a)	1,495	14,681
Trinity Biotech PLC sponsored ADR (a)	605	1,755
TriPath Imaging, Inc. (a)	1,154	8,886
Utah Medical Products, Inc.	500	9,260
Varian, Inc. (a)	1,095	43,055
Ventana Medical Systems, Inc. (a)	671	32,671
Vital Signs, Inc.	457	13,856
Wright Medical Group, Inc. (a)	1,176	31,752
Young Innovations, Inc.	390	11,759
Zoll Medical Corp. (a)	338	11,272
		1,846,500
Health Care Providers & Services - 1.9%
Accredo Health, Inc. (a)	1,381	30,175
Advisory Board Co. (a)	389	12,471
Alderwoods Group, Inc. (a)	1,369	12,608
Allied Healthcare International, Inc. (a)	3,310	18,702
Allscripts Healthcare Solutions, Inc. (a)	1,013	6,585
America Service Group, Inc. (a)	210	7,967
American Healthways, Inc. (a)	1,164	31,428
AmSurg Corp. (a)	897	20,039
Andrx Corp. (a)	2,280	45,965
Bio-Reference Laboratories, Inc. (a)	202	2,509
Cerner Corp. (a)	998	43,722
Computer Programs & Systems, Inc.	414	8,346
Corvel Corp. (a)	349	9,842
Cross Country Healthcare, Inc. (a)	928	13,762
Curative Health Services, Inc. (a)	666	4,782
D & K Healthcare Resources, Inc.	698	7,434
Dendrite International, Inc. (a)	2,030	26,187
Eclipsys Corp. (a)	1,379	20,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
eResearchTechnology, Inc. (a)	1,605	$ 32,277
Express Scripts, Inc. (a)	2,197	138,850
First Health Group Corp. (a)	2,350	35,838
Genesis HealthCare Corp. (a)	620	19,276
Gentiva Health Services, Inc. (a)	964	14,923
HealthExtras, Inc. (a)	1,092	12,918
Henry Schein, Inc. (a)	1,205	75,047
ICON PLC sponsored ADR (a)	371	13,334
IDX Systems Corp. (a)	828	24,012
IMPAC Medical Systems, Inc. (a)	327	4,081
Inveresk Research Group, Inc. (a)	1,212	43,038
Kindred Healthcare, Inc. (a)	1,120	28,963
LabOne, Inc. (a)	447	13,066
LCA-Vision, Inc. (a)	355	8,371
Lifeline Systems, Inc. (a)	712	15,885
LifePoint Hospitals, Inc. (a)	1,058	30,566
Lincare Holdings, Inc. (a)	2,681	86,167
Magellan Health Services, Inc. (a)	715	25,075
Matria Healthcare, Inc. (a)	380	10,040
Medcath Corp. (a)	731	11,484
Merge Technologies, Inc. (a)	516	7,998
MIM Corp.	895	5,800
National Medical Health Card Systems, Inc. (a)	91	2,174
Odyssey Healthcare, Inc. (a)	928	16,444
Omnicell, Inc. (a)	664	8,147
Option Care, Inc.	797	12,537
PAREXEL International Corp. (a)	1,314	25,295
Patterson Companies, Inc. (a)	1,953	143,018
PDI, Inc. (a)	358	8,624
Per-Se Technologies, Inc. (a)	866	10,851
Pharmaceutical Product Development, Inc. (a)	1,801	61,144
Priority Healthcare Corp. Class B (a)	1,190	26,454
PSS World Medical, Inc. (a)	1,950	21,041
Psychiatric Solutions, Inc. (a)	407	8,917
QMed, Inc. (a)	603	4,866
ResCare, Inc. (a)	930	9,839
SFBC International, Inc. (a)	543	14,661
Stewart Enterprises, Inc. Class A (a)	3,145	21,417
Sun Healthcare Group, Inc. (a)	250	2,150
Symbion, Inc.	887	14,343
TLC Vision Corp. (a)	2,012	16,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
TriZetto Group, Inc. (a)	1,531	$ 9,446
U.S. Physical Therapy, Inc. (a)	574	7,296
United Surgical Partners International, Inc. (a)	897	32,391
VCA Antech, Inc. (a)	2,346	44,949
Ventiv Health, Inc. (a)	884	13,322
VistaCare, Inc. Class A (a)	323	5,352
Vital Images, Inc. (a)	115	1,189
VitalWorks, Inc. (a)	2,483	9,460
WebMD Corp. (a)	8,588	62,521
		1,594,487
Pharmaceuticals - 1.6%
aaiPharma, Inc. (a)	572	1,321
Able Laboratories, Inc. (a)	666	14,319
Acusphere, Inc.	1,243	7,707
Adolor Corp. (a)	1,332	15,318
Advancis Pharmaceutical Corp.	1,591	12,586
American Pharmaceutical Partners, Inc. (a)	2,304	70,065
Antigenics, Inc. (a)	929	5,862
Atherogenics, Inc. (a)	1,011	16,975
Atrix Laboratories, Inc. (a)	559	16,524
Axcan Pharma, Inc. (a)	1,329	23,455
Barrier Therapeutics, Inc.	560	6,401
Bone Care International, Inc. (a)	670	16,455
Columbia Laboratories, Inc. (a)	1,899	4,275
Cypress Bioscience, Inc. (a)	1,387	14,286
DepoMed, Inc. (a)	1,263	5,835
Discovery Laboratories, Inc. (a)	1,297	10,246
Discovery Partners International, Inc. (a)	3,051	12,814
Durect Corp. (a)	2,421	3,946
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	74,336
Eon Labs, Inc. (a)	2,822	71,002
First Horizon Pharmaceutical Corp. (a)	1,418	23,879
Flamel Technologies SA sponsored ADR (a)	486	8,442
Guilford Pharmaceuticals, Inc. (a)	1,089	5,783
Hi-Tech Pharmacal Co., Inc. (a)	308	4,343
Hollis-Eden Pharmaceutcals, Inc. (a)	580	5,672
Impax Laboratories, Inc. (a)	1,577	22,567
InKine Pharmaceutical, Inc. (a)	1,715	7,289
Inspire Pharmaceuticals, Inc. (a)	1,281	18,510
Kos Pharmaceuticals, Inc. (a)	1,217	44,457
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Medicines Co. (a)	1,592	$ 40,246
MGI Pharma, Inc. (a)	2,365	54,939
Nektar Therapeutics (a)	2,819	35,914
Nexmed, Inc. (a)	672	1,035
NitroMed, Inc.	725	13,362
Noven Pharmaceuticals, Inc. (a)	662	12,571
Novogen Ltd. sponsored ADR (a)	97	1,551
Pain Therapeutics, Inc. (a)	812	5,684
Penwest Pharmaceuticals Co. (a)	793	8,533
Perrigo Co.	2,102	41,283
Pharmos Corp. (a)	2,311	7,326
Pozen, Inc. (a)	826	7,153
Salix Pharmaceuticals Ltd. (a)	1,011	23,647
Sepracor, Inc. (a)	2,505	124,273
Shire Pharmaceuticals Group PLC sponsored ADR	1,276	33,074
SuperGen, Inc. (a)	1,151	7,401
Taro Pharmaceutical Industries Ltd. (a)	783	16,232
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,119	357,493
Vivus, Inc. (a)	2,040	8,364
Warner Chilcott PLC ADR	58	2,424
Zila, Inc. (a)	3,259	13,199
		1,360,374
TOTAL HEALTH CARE		11,443,137
INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Applied Signal Technology, Inc.	561	19,461
BE Aerospace, Inc. (a)	1,865	19,769
Elbit Systems Ltd.	1,390	29,190
Engineered Support Systems, Inc.	738	31,889
Herley Industries, Inc. (a)	327	6,014
Innovative Solutions & Support, Inc. (a)	378	10,100
Invision Technologies, Inc. (a)	538	25,286
Kaman Corp. Class A	987	11,508
KVH Industries, Inc. (a)	419	3,268
Mercury Computer Systems, Inc. (a)	1,018	27,506
MTC Technologies, Inc. (a)	373	9,303
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
SI International, Inc. (a)	431	$ 8,624
Sypris Solutions, Inc.	676	8,409
		210,327
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,426	103,517
EGL, Inc. (a)	1,324	32,081
Expeditors International of Washington, Inc.	3,105	151,462
Forward Air Corp. (a)	701	25,467
Hub Group, Inc. Class A (a)	426	11,298
J.B. Hunt Transport Services, Inc.	2,438	82,648
Pacer International, Inc. (a)	1,088	16,864
UTI Worldwide, Inc.	1,035	53,096
		476,433
Airlines - 0.3%
FLYi, Inc. (a)	1,309	6,074
Frontier Airlines, Inc. (a)	721	6,489
JetBlue Airways Corp. (a)	3,139	74,865
MAIR Holdings, Inc. (a)	1,544	12,815
Mesa Air Group, Inc. (a)	1,187	7,603
Northwest Airlines Corp. (a)	2,147	20,225
Pinnacle Airlines Corp.	841	8,217
Republic Airways Holdings, Inc.	683	9,084
Ryanair Holdings PLC sponsored ADR (a)	1,817	56,418
SkyWest, Inc.	1,484	21,355
U.S. Airways Group, Inc. Class A (a)	1,609	3,459
		226,604
Building Products - 0.1%
Aaon, Inc. (a)	568	9,628
American Woodmark Corp.	189	13,083
Apogee Enterprises, Inc.	1,220	13,749
Quixote Corp.	489	9,384
Universal Forest Products, Inc.	656	19,608
		65,452
Commercial Services & Supplies - 2.3%
Apollo Group, Inc. Class A (a)	5,190	404,820
Asset Acceptance Capital Corp.	1,529	26,803
Bright Horizons Family Solutions, Inc. (a)	335	16,579
Career Education Corp. (a)	3,166	97,639
Carlisle Holdings Ltd. (non-vtg.) (a)	1,707	11,505
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Casella Waste Systems, Inc. Class A (a)	817	$ 9,387
Century Business Services, Inc. (a)	2,443	10,383
Charles River Associates, Inc. (a)	352	10,613
Cintas Corp.	5,157	211,489
Coinstar, Inc. (a)	747	14,731
Copart, Inc. (a)	2,899	62,966
Corinthian Colleges, Inc. (a)	2,440	27,743
Corporate Executive Board Co.	1,139	67,042
CoStar Group, Inc. (a)	745	31,506
Danka Business Systems PLC sponsored ADR (a)	836	3,235
DiamondCluster International, Inc. Class A (a)	1,123	12,926
Duratek, Inc. (a)	611	9,073
Education Management Corp. (a)	2,387	69,366
Electro Rent Corp.	1,299	13,081
Exponent, Inc. (a)	442	11,475
Exult, Inc. (a)	2,971	15,390
First Consulting Group, Inc. (a)	1,495	7,520
FirstService Corp. (a)	400	9,725
G&K Services, Inc. Class A	624	22,720
General Binding Corp. (a)	726	7,267
Gevity HR, Inc.	796	14,201
Greg Manning Auctions, Inc. (a)	1,136	15,677
Healthcare Services Group	569	10,128
Heidrick & Struggles International, Inc. (a)	548	14,610
Herman Miller, Inc.	2,011	50,657
Hudson Highland Group, Inc. (a)	350	9,622
ICT Group, Inc. (a)	571	4,277
Insurance Auto Auctions, Inc. (a)	1,019	17,537
Integrated Alarm Services Group, Inc.	634	2,536
Intersections, Inc.	441	5,592
Kelly Services, Inc. Class A (non-vtg.)	906	24,462
Kforce, Inc. (a)	1,302	8,554
Laureate Education, Inc. (a)	1,309	44,755
Layne Christensen Co. (a)	643	9,767
Learning Tree International, Inc. (a)	1,097	14,173
LECG Corp.	528	8,400
McGrath RentCorp.	370	12,687
MemberWorks, Inc. (a)	352	8,779
Mobile Mini, Inc. (a)	762	20,765
Monster Worldwide, Inc. (a)	3,222	65,181
NCO Group, Inc. (a)	998	25,509
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
On Assignment, Inc. (a)	1,390	$ 6,450
PICO Holdings, Inc. (a)	326	5,669
Portfolio Recovery Associates, Inc. (a)	503	14,406
PRG-Schultz International, Inc. (a)	2,172	12,315
Princeton Review, Inc. (a)	1,476	10,465
Resources Connection, Inc. (a)	840	27,535
School Specialty, Inc. (a)	580	20,561
SOURCECORP, Inc. (a)	474	10,499
Stericycle, Inc. (a)	1,123	52,983
Strayer Education, Inc.	437	45,448
Teletech Holdings, Inc. (a)	1,965	16,192
Tetra Tech, Inc. (a)	1,932	34,332
United Stationers, Inc. (a)	874	35,983
Waste Industries USA, Inc.	1,018	10,893
Waste Services, Inc. (a)	4,374	12,903
West Corp. (a)	2,016	51,972
		1,941,459
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,365	24,283
Washington Group International, Inc. (a)	718	25,259
		49,542
Electrical Equipment - 0.5%
Active Power, Inc. (a)	940	2,735
American Power Conversion Corp.	6,273	105,386
American Superconductor Corp. (a)	795	9,500
Artesyn Technologies, Inc. (a)	1,201	10,221
Ballard Power Systems, Inc. (a)	2,899	18,769
Capstone Turbine Corp. (a)	3,505	6,064
Deswell Industries, Inc.	406	8,055
Distributed Energy Systems Corp. (a)	3,313	6,394
Encore Wire Corp. (a)	772	9,619
Energy Conversion Devices, Inc. (a)	501	6,613
Franklin Electric Co., Inc.	734	28,810
FuelCell Energy, Inc. (a)	1,447	14,412
Genlyte Group, Inc. (a)	447	26,690
Hydrogenics Corp. (a)	1,530	6,037
II-VI, Inc. (a)	394	14,996
Intermagnetics General Corp. (a)	769	17,672
LSI Industries, Inc.	1,131	10,801
Medis Technologies Ltd. (a)	795	8,348
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Microvision, Inc. (a)	1,063	$ 6,463
Plug Power, Inc. (a)	1,820	11,630
Powell Industries, Inc. (a)	482	7,953
Power-One, Inc. (a)	2,581	19,383
Preformed Line Products Co.	259	5,828
Ultralife Batteries, Inc. (a)	686	10,050
Valence Technology, Inc. (a)	2,374	6,718
Vicor Corp.	797	9,436
Woodward Governor Co.	364	21,403
		409,986
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	485	19,885
Westaim Corp. (a)	1,454	3,766
		23,651
Machinery - 0.7%
3D Systems Corp. (a)	683	7,779
A.S.V., Inc. (a)	442	13,424
Astec Industries, Inc. (a)	782	12,926
BHA Group Holdings, Inc.	270	10,260
Bucyrus International, Inc. Class A	620	16,387
Ceradyne, Inc. (a)	577	22,463
Commercial Vehicle Group, Inc.	625	9,175
CUNO, Inc. (a)	473	26,904
Flanders Corp. (a)	1,144	9,793
GSI Lumonics, Inc. (a)	996	11,016
Hardinge, Inc.	423	4,675
Joy Global, Inc.	1,522	46,132
Lincoln Electric Holdings, Inc.	1,356	40,761
Middleby Corp.	428	21,451
Nordson Corp.	1,113	38,165
PACCAR, Inc.	5,048	303,839
Tecumseh Products Co.	262	10,506
Tecumseh Products Co. Class A (non-vtg.)	277	11,399
Volvo AB ADR	288	9,878
		626,933
Marine - 0.1%
Alexander & Baldwin, Inc.	1,401	43,137
Stolt-Nielsen SA Class B sponsored ADR (a)	898	14,404
		57,541
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
AMERCO (a)	684	$ 19,289
Arkansas Best Corp.	656	22,599
Central Freight Lines, Inc.	726	4,850
Covenant Transport, Inc. Class A (a)	611	11,915
Heartland Express, Inc.	2,223	38,991
Knight Transportation, Inc. (a)	1,518	30,193
Landstar System, Inc. (a)	884	46,392
Marten Transport Ltd. (a)	686	11,923
Old Dominion Freight Lines, Inc. (a)	991	27,857
Overnite Corp.	959	29,192
P.A.M. Transportation Services, Inc. (a)	668	12,398
Quality Distribution, Inc.	449	2,779
SCS Transportation, Inc. (a)	206	3,823
Swift Transportation Co., Inc. (a)	2,091	38,014
U.S. Xpress Enterprises, Inc. Class A (a)	842	14,002
USA Truck, Inc. (a)	550	5,940
USF Corp.	740	25,352
Werner Enterprises, Inc.	2,420	42,882
Yellow Roadway Corp. (a)	1,282	52,613
		441,004
Trading Companies & Distributors - 0.2%
Aceto Corp.	552	8,479
Fastenal Co.	2,263	142,071
Lawson Products, Inc.	395	14,694
NuCo2, Inc. (a)	701	12,499
		177,743
TOTAL INDUSTRIALS		4,706,675
INFORMATION TECHNOLOGY - 49.2%
Communications Equipment - 9.7%
3Com Corp. (a)	11,245	50,715
Adaptec, Inc. (a)	4,706	32,848
ADC Telecommunications, Inc. (a)	23,263	49,783
Adtran, Inc.	2,353	63,013
Advanced Fibre Communications, Inc. (a)	2,485	42,667
Airspan Networks, Inc. (a)	2,489	10,230
Alvarion Ltd. (a)	2,562	28,746
Anaren, Inc. (a)	662	7,825
Andrew Corp. (a)	4,479	49,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	2,872	$ 13,096
Aspect Communications Corp. (a)	2,029	17,368
AudioCodes Ltd. (a)	1,741	19,726
Audiovox Corp. Class A (a)	723	11,749
Avanex Corp. (a)	3,445	7,855
Avici Systems, Inc. (a)	537	4,822
Avocent Corp. (a)	1,431	40,798
Bel Fuse, Inc.:
Class A	177	5,779
Class B	300	11,361
Black Box Corp.	488	17,685
Bookham Technology PLC sponsored ADR (a)	2,139	1,412
Brocade Communications Systems, Inc. (a)	9,900	48,807
Brooktrout, Inc. (a)	479	4,091
C-COR.net Corp. (a)	1,013	7,962
Carrier Access Corp. (a)	830	5,719
Centillium Communications, Inc. (a)	1,559	4,163
Ceragon Networks Ltd. (a)	865	3,512
CIENA Corp. (a)	16,504	30,037
Cisco Systems, Inc. (a)	201,813	3,786,012
Computer Network Technology Corp. (a)	996	3,078
Comtech Telecommunications Corp. (a)	320	5,795
Comverse Technology, Inc. (a)	5,895	103,221
CyberGuard Corp. (a)	912	6,430
Digi International, Inc. (a)	1,004	11,295
Ditech Communications Corp. (a)	1,208	25,996
Echelon Corp. (a)	1,061	7,395
ECI Telecom Ltd. (a)	2,808	19,375
ECtel Ltd. (a)	171	405
Extreme Networks, Inc. (a)	2,930	13,625
F5 Networks, Inc. (a)	1,092	26,830
FalconStor Software, Inc. (a)	1,358	8,976
Finisar Corp. (a)	5,906	7,973
Foundry Networks, Inc. (a)	3,840	35,021
Glenayre Technologies, Inc. (a)	1,379	2,703
Harmonic, Inc. (a)	1,628	9,654
Inter-Tel, Inc.	969	19,332
InterDigital Communication Corp. (a)	1,666	25,973
Ixia (a)	1,691	13,410
JDS Uniphase Corp. (a)	40,405	125,660
Juniper Networks, Inc. (a)	16,141	369,467
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
McDATA Corp.:
Class A (a)	1,959	$ 10,108
Class B (a)	1,013	5,035
MRV Communications, Inc. (a)	2,540	5,639
NETGEAR, Inc.	626	8,107
Netopia, Inc. (a)	725	1,845
Network Engines, Inc. (a)	1,511	2,448
NMS Communications Corp. (a)	1,666	7,997
Oplink Communications, Inc. (a)	4,853	8,493
Optical Communication Products, Inc. (a)	1,330	2,434
Packeteer, Inc. (a)	1,039	10,421
Paradyne Networks, Inc. (a)	1,074	4,640
PC-Tel, Inc. (a)	1,155	10,499
Performance Technologies, Inc. (a)	470	2,815
Polycom, Inc. (a)	3,211	62,711
Powerwave Technologies, Inc. (a)	3,218	19,469
Proxim Corp. Class A (a)	4,759	4,140
Qiao Xing Universal Telephone, Inc. (a)	504	3,856
QLogic Corp. (a)	3,184	83,134
QUALCOMM, Inc.	48,275	1,836,864
Radyne Comstream Corp. (a)	1,102	7,725
Redback Networks, Inc. (a)	888	5,346
REMEC, Inc. (a)	1,206	6,259
Research in Motion Ltd. (a)	5,530	333,312
SafeNet, Inc. (a)	622	17,696
SCM Microsystems, Inc. (a)	1,068	3,044
SeaChange International, Inc. (a)	1,245	19,024
Sierra Wireless, Inc. (a)	732	12,880
SiRF Technology Holdings, Inc.	1,141	11,387
SpectraLink Corp.	479	4,565
Stratex Networks, Inc. (a)	2,958	7,572
Sunrise Telecom, Inc.	1,483	3,930
Sycamore Networks, Inc. (a)	8,426	32,103
Symmetricom, Inc. (a)	1,374	11,047
Tekelec (a)	2,363	43,172
Telefonaktiebolaget LM Ericsson ADR (a)	5,351	144,691
Tellabs, Inc. (a)	13,239	120,078
Telular Corp. (a)	871	4,991
Terayon Communication Systems, Inc. (a)	1,730	2,820
Tollgrade Communications, Inc. (a)	443	3,681
UTStarcom, Inc. (a)	3,176	49,133
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Verso Technologies, Inc. (a)	3,053	$ 2,961
ViaSat, Inc. (a)	681	13,497
Westell Technologies, Inc. Class A (a)	1,348	6,106
WJ Communications, Inc. (a)	2,092	5,899
Zhone Technologies, Inc. (a)	1,693	5,418
		8,188,059
Computers & Peripherals - 4.9%
ActivCard Corp. (a)	1,423	8,638
Advanced Digital Information Corp. (a)	2,971	28,106
Apple Computer, Inc. (a)	11,490	396,290
Applied Films Corp. (a)	436	8,676
Avid Technology, Inc. (a)	945	40,890
Concurrent Computer Corp. (a)	2,256	3,948
Cray, Inc. (a)	2,041	7,797
Creative Technology Ltd. (Nasdaq)	2,846	29,456
Dell, Inc. (a)	75,279	2,622,720
Dot Hill Systems Corp. (a)	1,177	9,016
Drexler Technology Corp. (a)	492	3,882
Electronics for Imaging, Inc. (a)	1,389	27,613
Hutchinson Technology, Inc. (a)	642	15,613
Immersion Corp. (a)	860	5,177
InFocus Corp. (a)	1,431	12,249
Innovex, Inc. (a)	857	3,462
Intergraph Corp. (a)	1,107	28,716
Komag, Inc. (a)	960	10,771
Logitech International SA sponsored ADR (a)	79	3,587
M-Systems Flash Disk Pioneers Ltd. (a)	696	8,143
Mobility Electronics, Inc. (a)	1,162	8,587
Neoware Systems, Inc. (a)	1,146	9,111
Network Appliance, Inc. (a)	10,868	218,121
Novatel Wireless, Inc. (a)	861	16,919
Overland Storage, Inc. (a)	401	5,253
PalmOne, Inc. (a)	1,541	50,314
Pinnacle Systems, Inc. (a)	2,409	9,010
Presstek, Inc. (a)	1,343	11,738
Rimage Corp. (a)	799	10,547
SanDisk Corp. (a)	4,835	112,897
SBS Technologies, Inc. (a)	435	4,463
Scitex Corp. Ltd.	1,465	5,845
SimpleTech, Inc. (a)	1,620	6,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Stratasys, Inc. (a)	390	$ 9,723
Sun Microsystems, Inc. (a)	101,884	391,235
Synaptics, Inc. (a)	738	13,557
Xybernaut Corp. (a)	5,985	7,481
		4,165,691
Electronic Equipment & Instruments - 1.9%
Aeroflex, Inc. (a)	2,230	22,478
Agilysys, Inc.	1,074	16,733
BEI Technologies, Inc.	647	18,012
Bell Microproducts, Inc. (a)	812	6,163
Brightpoint, Inc. (a)	478	6,334
CalAmp Corp. (a)	469	2,744
CDW Corp.	2,472	144,612
CellStar Corp. (a)	382	1,837
Cherokee International Corp.	469	3,550
Cognex Corp.	1,298	34,747
Coherent, Inc. (a)	794	20,191
Daktronics, Inc. (a)	949	22,150
DDi Corp. (a)	520	2,933
Digital Theater Systems, Inc.	525	6,773
Dionex Corp. (a)	854	39,335
Electro Scientific Industries, Inc. (a)	948	19,614
Excel Technology, Inc. (a)	354	8,758
Fargo Electronics, Inc. (a)	609	5,999
FARO Technologies, Inc. (a)	383	7,878
Flextronics International Ltd. (a)	17,079	211,950
Flir Systems, Inc. (a)	1,117	65,199
Global Imaging Systems, Inc. (a)	678	18,984
Identix, Inc. (a)	2,276	10,470
INTAC International (a)	416	3,432
Itron, Inc. (a)	567	10,586
LeCroy Corp. (a)	442	6,281
Lexar Media, Inc. (a)	1,920	11,021
Lipman Electronic Engineer Ltd. (Nasdaq)	766	16,323
Littelfuse, Inc. (a)	850	30,957
Merix Corp. (a)	475	4,731
Methode Electronics, Inc. Class A	784	10,333
Metrologic Instruments, Inc. (a)	465	6,691
Molex, Inc.	2,794	80,663
Molex, Inc. Class A (non-vtg.)	2,730	68,168
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
MTS Systems Corp.	722	$ 15,704
National Instruments Corp.	2,218	57,823
Newport Corp. (a)	1,742	21,775
NU Horizons Electronics Corp. (a)	658	4,178
Optimal Group, Inc. Class A (a)	2,047	14,247
Orbotech Ltd.	1,227	20,479
OSI Systems, Inc. (a)	490	7,134
PC Connection, Inc. (a)	1,121	7,399
Pemstar, Inc. (a)	1,399	2,462
Photon Dynamics, Inc. (a)	560	12,583
Planar Systems, Inc. (a)	480	5,453
Plexus Corp. (a)	1,195	14,089
RadiSys Corp. (a)	665	7,714
Richardson Electronics Ltd.	989	8,238
Rofin-Sinar Technologies, Inc. (a)	705	19,811
Sanmina-SCI Corp. (a)	16,945	117,259
ScanSource, Inc. (a)	521	31,281
Sirenza Microdevices, Inc. (a)	881	3,824
SpatiaLight, Inc. (a)	900	4,482
Staktek Holdings, Inc.	1,214	6,823
Suntron Corp. (a)	1,647	7,642
Superconductor Technologies, Inc. (a)	1,907	2,117
Taser International, Inc. (a)	832	22,955
Tech Data Corp. (a)	1,850	69,671
Thermogenesis Corp. (a)	1,689	6,621
Trimble Navigation Ltd. (a)	1,866	51,390
TTM Technologies, Inc. (a)	1,039	9,798
Universal Display Corp. (a)	733	6,377
Veeco Instruments, Inc. (a)	861	16,669
Woodhead Industries, Inc.	504	6,658
X-Rite, Inc.	1,218	17,052
Zomax, Inc. (a)	2,600	8,817
Zygo Corp. (a)	622	6,201
		1,561,356
Internet Software & Services - 2.9%
24/7 Real Media, Inc. (a)	811	2,652
Akamai Technologies, Inc. (a)	4,139	55,670
Aladdin Knowledge Systems Ltd. (a)	753	11,679
America Online Latin America, Inc. (a)	2,306	945
aQuantive, Inc. (a)	2,975	25,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Ariba, Inc. (a)	1,693	$ 12,596
Art Technology Group, Inc. (a)	2,639	2,536
AsiaInfo Holdings, Inc. (a)	1,307	5,372
Ask Jeeves, Inc. (a)	1,915	49,637
Autobytel, Inc. (a)	1,041	7,329
Bankrate, Inc. (a)	265	2,841
Blue Coat Systems, Inc. (a)	361	5,278
BroadVision, Inc. (a)	1,412	3,699
Chordiant Software, Inc. (a)	2,159	6,002
CMGI, Inc. (a)	22,307	26,322
CNET Networks, Inc. (a)	4,389	35,683
Corillian Corp. (a)	1,860	8,370
Cryptologic, Inc.	214	3,048
Digital Insight Corp. (a)	951	14,227
Digital River, Inc. (a)	880	21,182
Digitas, Inc. (a)	1,636	11,697
DoubleClick, Inc. (a)	3,523	18,496
EarthLink, Inc. (a)	4,385	43,894
eCollege.com (a)	553	3,628
Entrust, Inc. (a)	2,378	6,373
Equinix, Inc. (a)	579	18,406
FindWhat.com (a)	1,339	19,616
Google, Inc. Class A	1,016	104,089
GoRemote Internet Communications, Inc. (a)	614	915
Greenfield Online, Inc.	454	9,402
Homestore, Inc. (a)	4,453	9,708
InfoSpace, Inc. (a)	1,141	43,358
Internet Capital Group, Inc. (a)	937	5,154
Interwoven, Inc. (a)	769	5,837
Iona Technologies PLC ADR (a)	533	2,228
iPass, Inc.	1,581	9,881
iVillage, Inc. (a)	2,121	12,323
j2 Global Communications, Inc. (a)	1,052	26,574
Jupitermedia Corp. (a)	1,459	20,966
Keynote Systems, Inc. (a)	1,025	13,797
Kintera, Inc.	800	5,824
LivePerson, Inc. (a)	2,751	7,428
LookSmart Ltd. (a)	4,167	6,417
Marketwatch.com, Inc. (a)	1,158	10,885
MatrixOne, Inc. (a)	1,819	8,513
Modem Media, Inc. Class A (a)	938	4,559
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NaviSite, Inc. (a)	523	$ 753
Neoforma, Inc. (a)	772	7,874
Net2Phone, Inc. (a)	1,222	3,654
Netease.com, Inc. sponsored ADR (a)	408	14,590
Netegrity, Inc. (a)	914	5,548
NetRatings, Inc. (a)	1,039	16,063
NIC, Inc. (a)	1,749	9,462
Open Text Corp. (a)	1,454	31,254
Openwave Systems, Inc. (a)	1,697	15,816
PEC Solutions, Inc. (a)	1,149	12,099
Plumtree Software, Inc. (a)	1,345	4,519
Quovadx, Inc. (a)	1,252	2,279
RADVision Ltd.	826	8,194
RealNetworks, Inc. (a)	5,396	26,818
Register.com, Inc. (a)	595	3,421
Retek, Inc. (a)	1,215	4,581
S1 Corp. (a)	3,058	24,158
SAVVIS Communications Corp. (a)	5,140	6,271
SeeBeyond Technology Corp. (a)	2,737	8,238
Selectica, Inc. (a)	723	2,740
Sina Corp. (a)	1,642	34,203
SkillSoft PLC sponsored ADR (a)	3,139	19,493
Sohu.com, Inc. (a)	955	14,191
SonicWALL, Inc. (a)	1,590	8,586
Stellent, Inc. (a)	1,069	7,387
Supportsoft, Inc. (a)	2,282	23,071
Terra Networks SA sponsored ADR	666	2,271
Tippingpoint Technologies, Inc. (a)	279	5,399
Tom Online, Inc. ADR	200	2,058
Travelzoo, Inc. (a)	577	25,965
Tumbleweed Communications Corp. (a)	1,264	2,654
United Online, Inc. (a)	1,839	17,618
ValueClick, Inc. (a)	2,827	20,439
VeriSign, Inc. (a)	7,918	137,456
Vignette Corp. (a)	6,221	7,527
Vitria Technology, Inc. (a)	534	1,543
WebEx Communications, Inc. (a)	1,187	23,028
webMethods, Inc. (a)	1,062	4,344
Websense, Inc. (a)	631	24,199
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	40,197	$ 1,146,016
Zix Corp. (a)	974	4,042
		2,470,622
IT Services - 1.4%
Acxiom Corp.	2,548	57,254
Answerthink, Inc. (a)	901	5,091
Carreker Corp. (a)	996	10,159
CheckFree Corp. (a)	2,930	79,843
Cognizant Technology Solutions Corp. Class A (a)	3,858	105,786
CompuCom Systems, Inc. (a)	1,737	7,886
Corio, Inc. (a)	3,977	5,448
Covansys Corp. (a)	659	6,228
CSG Systems International, Inc. (a)	1,474	21,329
DigitalNet Holdings, Inc.	523	11,370
Edgewater Technology, Inc. (a)	1,090	5,297
Elron Electronic Industries Ltd. (a)	1,005	13,970
Euronet Worldwide, Inc. (a)	1,275	22,389
Fiserv, Inc. (a)	5,694	198,037
Forrester Research, Inc. (a)	638	10,801
iGate Corp. (a)	1,393	4,109
Indus International, Inc. (a)	1,166	1,912
Infocrossing, Inc. (a)	717	9,694
Infosys Technologies Ltd. sponsored ADR	584	30,485
infoUSA, Inc. (a)	1,442	13,108
Integral Systems, Inc.	418	7,286
InterCept, Inc. (a)	882	15,267
Intrado, Inc. (a)	517	4,777
iPayment, Inc. (a)	756	26,611
Kanbay International, Inc.	900	17,919
Lightbridge, Inc. (a)	1,638	7,371
Lionbridge Technologies, Inc. (a)	997	7,946
ManTech International Corp. Class A (a)	394	6,312
Paychex, Inc.	11,258	334,025
Pegasus Solutions, Inc. (a)	892	11,177
RightNow Technologies, Inc.	1,056	9,610
Sapient Corp. (a)	4,930	36,975
SM&A (a)	996	6,564
Sykes Enterprises, Inc. (a)	1,314	5,966
Syntel, Inc.	1,406	21,470
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tier Technologies, Inc. Class B (a)	1,203	$ 10,105
Zanett, Inc. (a)	845	3,329
		1,152,906
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,130	121,730
Semiconductors & Semiconductor Equipment - 10.7%
8X8, Inc. (a)	513	1,067
Actel Corp. (a)	539	7,789
ADE Corp. (a)	460	8,841
Advanced Energy Industries, Inc. (a)	961	9,379
Alliance Semiconductor Corp. (a)	1,231	4,702
Altera Corp. (a)	11,611	219,680
AMIS Holdings, Inc.	2,448	29,474
Amkor Technology, Inc. (a)	4,787	18,191
ANADIGICS, Inc. (a)	839	3,146
Applied Materials, Inc. (a)	50,726	806,036
Applied Micro Circuits Corp. (a)	9,268	31,048
ARM Holdings PLC sponsored ADR	1,357	5,874
Artisan Components, Inc. (a)	939	25,869
ASE Test Ltd. (a)	2,367	11,291
ASM International NV (Nasdaq) (a)	397	5,463
ASML Holding NV (NY Shares) (a)	4,216	54,555
Asyst Technologies, Inc. (a)	1,284	5,855
Atheros Communications, Inc.	1,044	8,310
ATI Technologies, Inc. (a)	7,413	107,453
Atmel Corp. (a)	13,424	46,850
ATMI, Inc. (a)	830	15,637
August Technology Corp. (a)	750	7,185
Axcelis Technologies, Inc. (a)	2,915	22,737
Broadcom Corp. Class A (a)	7,406	200,999
Brooks Automation, Inc. (a)	1,570	19,515
Cabot Microelectronics Corp. (a)	612	20,435
California Micro Devices Corp. (a)	960	5,146
Camtek Ltd. (a)	1,772	7,159
Ceva, Inc. (a)	287	2,052
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	14,939
Cirrus Logic, Inc. (a)	1,833	9,275
Cohu, Inc.	449	7,085
Conexant Systems, Inc. (a)	12,796	19,066
Credence Systems Corp. (a)	2,570	17,142
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	2,136	$ 53,421
Cymer, Inc. (a)	1,046	27,949
Diodes, Inc. (a)	354	6,800
DSP Group, Inc. (a)	799	15,189
DuPont Photomasks, Inc. (a)	545	8,513
EMCORE Corp. (a)	953	2,220
Entegris, Inc. (a)	2,050	16,318
ESS Technology, Inc. (a)	732	4,992
Exar Corp. (a)	1,400	19,306
FEI Co. (a)	913	17,338
FormFactor, Inc. (a)	1,135	19,863
FSI International, Inc. (a)	988	4,802
Genesis Microchip, Inc. (a)	1,820	21,767
Genus, Inc. (a)	745	1,600
Helix Technology Corp.	651	8,860
Hi/fn, Inc. (a)	451	3,491
ICOS Vision Systems NV (a)	297	6,118
Integrated Circuit Systems, Inc. (a)	2,033	44,685
Integrated Device Technology, Inc. (a)	3,107	33,276
Integrated Silicon Solution, Inc. (a)	686	5,413
Intel Corp.	193,013	4,109,247
Intersil Corp. Class A	5,059	88,178
Intevac, Inc. (a)	636	2,862
IXYS Corp. (a)	1,068	7,092
KLA-Tencor Corp. (a)	6,084	227,298
Kopin Corp. (a)	1,497	5,928
Kulicke & Soffa Industries, Inc. (a)	1,390	7,617
Lam Research Corp. (a)	4,451	95,919
Lattice Semiconductor Corp. (a)	2,542	11,592
Leadis Technology, Inc.	715	7,164
Linear Technology Corp.	9,371	335,201
LTX Corp. (a)	1,429	7,345
Marvell Technology Group Ltd. (a)	7,780	179,874
Mattson Technology, Inc. (a)	1,825	13,615
Maxim Integrated Products, Inc.	9,719	422,096
Micrel, Inc. (a)	2,443	23,722
Microchip Technology, Inc.	5,971	157,575
Microsemi Corp. (a)	1,598	17,242
Mindspeed Technologies, Inc. (a)	2,431	7,366
MIPS Technologies, Inc. (a)	1,934	9,863
MKS Instruments, Inc. (a)	1,544	20,751
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic System Technology, Inc. (a)	1,045	$ 4,201
Nanometrics, Inc. (a)	220	2,165
Novellus Systems, Inc. (a)	4,510	110,179
NVE Corp. (a)	65	2,145
NVIDIA Corp. (a)	4,639	57,802
O2Micro International Ltd. (a)	979	9,408
Omnivision Technologies, Inc. (a)	1,392	14,519
ON Semiconductor Corp. (a)	7,144	21,289
PDF Solutions, Inc. (a)	891	8,233
Pericom Semiconductor Corp. (a)	1,064	10,491
Photronics, Inc. (a)	1,167	16,746
Pixelworks, Inc. (a)	1,850	19,314
PLX Technology, Inc. (a)	1,370	8,604
PMC-Sierra, Inc. (a)	6,281	58,665
Power Integrations, Inc. (a)	721	14,478
Rambus, Inc. (a)	3,414	43,767
RF Micro Devices, Inc. (a)	5,561	28,472
Rudolph Technologies, Inc. (a)	390	6,318
Semitool, Inc. (a)	1,012	7,732
Semtech Corp. (a)	2,180	39,436
Sigma Designs, Inc. (a)	683	4,747
Sigmatel, Inc.	959	16,102
Silicon Image, Inc. (a)	2,215	24,365
Silicon Laboratories, Inc. (a)	1,408	46,168
Silicon Storage Technology, Inc. (a)	2,483	14,327
Siliconix, Inc. (a)	911	31,211
Siliconware Precision Industries Co. Ltd. ADR (a)	518	1,865
Sipex Corp. (a)	1,057	5,042
Skyworks Solutions, Inc. (a)	5,586	46,531
Standard Microsystems Corp. (a)	334	5,301
Supertex, Inc. (a)	433	7,387
Tessera Technologies, Inc.	1,246	24,285
Therma-Wave, Inc. (a)	2,068	7,031
Tower Semicondutor Ltd. (a)	1,870	6,059
Transmeta Corp. (a)	5,739	8,149
Transwitch Corp. (a)	3,005	4,147
Trident Microsystems, Inc. (a)	818	11,108
Tripath Technology, Inc. (a)	1,346	1,925
TriQuint Semiconductor, Inc. (a)	3,428	13,026
Ultratech, Inc. (a)	480	7,642
Varian Semiconductor Equipment Associates, Inc. (a)	1,080	30,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Virage Logic Corp. (a)	772	$ 7,257
Vitesse Semiconductor Corp. (a)	5,374	13,542
Volterra Semiconductor Corp.	2,121	17,180
White Electronic Designs Corp. (a)	952	4,712
Xilinx, Inc.	10,607	290,950
Zilog, Inc. (a)	350	2,702
Zoran Corp. (a)	1,060	16,684
		9,012,362
Software - 17.6%
Accelrys, Inc. (a)	737	4,348
Activision, Inc. (a)	4,319	62,150
Actuate Corp. (a)	2,431	7,609
Adobe Systems, Inc.	7,119	326,549
Advent Software, Inc. (a)	808	13,639
Agile Software Corp. (a)	1,226	9,342
Altiris, Inc. (a)	833	19,767
American Software, Inc. Class A	951	5,705
Ansoft Corp. (a)	662	9,897
Ansys, Inc. (a)	375	16,913
Ascential Software Corp. (a)	1,519	19,686
Aspen Technology, Inc. (a)	1,148	6,647
Atari, Inc. (a)	2,532	3,722
Authentidate Holding Corp. (a)	825	5,775
Autodesk, Inc.	3,419	151,838
BEA Systems, Inc. (a)	11,384	75,134
BindView Development Corp. (a)	1,838	5,790
Blackbaud, Inc.	1,180	12,508
Blackboard, Inc.	678	13,648
Borland Software Corp. (a)	2,486	20,211
Business Objects SA sponsored ADR (a)	1,189	22,092
Captaris, Inc. (a)	2,149	10,530
Catapult Communications Corp. (a)	635	15,177
CCC Information Services Group, Inc. (a)	785	13,526
Check Point Software Technologies Ltd. (a)	7,412	130,006
Chinadotcom Corp. Class A (a)	2,961	13,561
Citrix Systems, Inc. (a)	5,446	86,646
Cognos, Inc. (a)	2,740	86,383
Compuware Corp. (a)	11,737	53,169
Concord Communications, Inc. (a)	618	5,352
Concur Technologies, Inc. (a)	1,142	11,991
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Convera Corp. Class A (a)	1,608	$ 4,181
Creo, Inc. (a)	1,565	12,576
DataMirror Corp. (a)	206	1,459
Datastream Systems, Inc. (a)	963	6,134
Descartes Systems Group, Inc. (a)	893	918
Digimarc Corp. (a)	710	6,106
E.piphany, Inc. (a)	1,565	6,150
Electronic Arts, Inc. (a)	8,915	443,789
Embarcadero Technologies, Inc. (a)	915	7,247
Epicor Software Corp. (a)	2,019	19,988
EPIQ Systems, Inc. (a)	646	10,323
Evolving Systems, Inc. (a)	203	570
FileNET Corp. (a)	1,427	28,026
Geac Computer Corp. Ltd. (a)	2,566	15,656
Hummingbird Ltd. (a)	422	9,148
Hyperion Solutions Corp. (a)	1,296	47,382
Inet Technologies, Inc. (a)	1,003	12,066
Informatica Corp. (a)	2,223	13,160
Intellisync Corp. (a)	1,702	3,812
Internet Security Systems, Inc. (a)	1,262	18,160
InterVideo, Inc.	605	7,321
Intervoice, Inc. (a)	854	7,712
Intuit, Inc. (a)	5,913	250,061
Jack Henry & Associates, Inc.	2,538	45,963
JDA Software Group, Inc. (a)	644	6,363
Kronos, Inc. (a)	927	39,657
Lawson Software, Inc. (a)	3,015	16,884
Macromedia, Inc. (a)	1,885	36,531
Macrovision Corp. (a)	1,640	38,786
Magic Software Enterprises Ltd. (a)	1,246	4,249
Magma Design Automation, Inc. (a)	958	15,807
Manhattan Associates, Inc. (a)	840	19,606
Manugistics Group, Inc. (a)	1,559	3,586
MAPICS, Inc. (a)	524	4,805
MapInfo Corp. (a)	784	7,550
Mentor Graphics Corp. (a)	2,477	27,098
Mercury Interactive Corp. (a)	2,899	100,044
Micromuse, Inc. (a)	1,664	6,606
MICROS Systems, Inc. (a)	664	30,903
Microsoft Corp.	321,138	8,767,036
MicroStrategy, Inc. Class A (a)	404	13,982
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mobius Management Systems, Inc. (a)	296	$ 1,850
MRO Software, Inc. (a)	735	6,975
Nassda Corp. (a)	1,100	4,037
NDS Group PLC sponsored ADR (a)	374	8,228
NetIQ Corp. (a)	1,873	18,018
NetScout Systems, Inc. (a)	733	4,171
Novell, Inc. (a)	12,649	74,629
Nuance Communications, Inc. (a)	1,657	6,727
NYFIX, Inc. (a)	494	2,618
Open Solutions, Inc.	589	13,582
OpenTV Corp. Class A (a)	3,140	8,290
Opnet Technologies, Inc. (a)	359	3,263
Opsware, Inc. (a)	3,569	22,485
Oracle Corp. (a)	155,035	1,545,699
PalmSource, Inc. (a)	398	8,959
Parametric Technology Corp. (a)	9,733	47,400
Pegasystems, Inc. (a)	1,561	9,912
PeopleSoft, Inc. (a)	10,674	185,728
Pervasive Software, Inc. (a)	1,282	7,692
Phase Forward, Inc.	975	7,410
Phoenix Technologies Ltd. (a)	439	2,366
Plato Learning, Inc. (a)	886	7,265
Portal Software, Inc. (a)	1,401	4,707
Progress Software Corp. (a)	1,152	23,201
QAD, Inc.	960	5,952
Quality Systems, Inc. (a)	238	11,338
Quest Software, Inc. (a)	3,675	37,191
Radiant Systems, Inc. (a)	1,048	4,506
RADWARE Ltd. (a)	425	7,969
Red Hat, Inc. (a)	5,856	71,795
Renaissance Learning, Inc.	849	20,300
Retalix Ltd. (a)	546	10,210
Roxio, Inc. (a)	1,962	6,828
RSA Security, Inc. (a)	2,264	33,711
ScanSoft, Inc. (a)	3,794	16,200
SCO Group, Inc. (a)	176	681
Secure Computing Corp. (a)	771	5,443
SERENA Software, Inc. (a)	1,125	17,606
Siebel Systems, Inc. (a)	16,078	122,354
Sonic Solutions, Inc. (a)	602	9,042
SPSS, Inc. (a)	683	9,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SS&C Technologies, Inc.	624	$ 10,246
Symantec Corp. (a)	9,259	444,062
Synopsys, Inc. (a)	5,027	80,231
Synplicity, Inc. (a)	483	2,333
Take-Two Interactive Software, Inc. (a)	1,273	41,691
TALX Corp.	391	8,313
Tecnomatix Technologies Ltd. (a)	525	6,248
THQ, Inc. (a)	1,060	20,129
TIBCO Software, Inc. (a)	7,737	48,898
Transaction Systems Architects, Inc. Class A (a)	1,334	22,731
Ulticom, Inc. (a)	1,349	12,896
Ultimate Software Group, Inc. (a)	884	10,095
VA Software Corp. (a)	2,086	3,776
Vastera, Inc. (a)	987	1,856
Verint Systems, Inc. (a)	1,071	32,933
Verisity Ltd. (a)	243	1,264
VERITAS Software Corp. (a)	13,154	219,935
Verity, Inc. (a)	785	8,988
WatchGuard Technologies, Inc. (a)	1,411	6,688
Wind River Systems, Inc. (a)	2,650	28,753
Witness Systems, Inc. (a)	501	6,668
		14,791,209
TOTAL INFORMATION TECHNOLOGY		41,463,935
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	796	15,968
Akzo Nobel NV sponsored ADR	1,605	54,220
Hawkins, Inc.	1,094	13,095
Headwaters, Inc. (a)	1,200	36,732
LESCO, Inc. (a)	1,061	13,316
Methanex Corp.	3,529	47,014
Nanophase Technologies Corp. (a)	626	3,355
Sigma Aldrich Corp.	1,955	112,002
Symyx Technologies, Inc. (a)	1,030	19,519
		315,221
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	7,643
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Anchor Glass Container Corp.	822	$ 6,855
Caraustar Industries, Inc. (a)	704	11,172
Silgan Holdings, Inc.	668	29,893
Smurfit-Stone Container Corp. (a)	7,585	134,558
		182,478
Metals & Mining - 0.4%
Aber Diamond Corp. (a)	1,607	51,104
Alliance Resource Partners LP	215	10,574
Anglo American PLC ADR	864	19,976
Century Aluminum Co. (a)	875	21,683
Commonwealth Industries, Inc. (a)	656	5,524
Durban Roodepoort Deep Ltd. sponsored ADR (a)	4,781	8,415
Gibraltar Steel Corp.	661	21,172
Ivanhoe Mines Ltd. (a)	7,645	33,483
Metal Management, Inc. (a)	906	15,076
Metals USA, Inc. (a)	811	13,073
NN, Inc.	463	4,667
Pan American Silver Corp. (a)	1,556	23,005
Randgold Resources Ltd. ADR (a)	1,024	9,748
Roanoke Electric Steel Corp.	599	8,272
Royal Gold, Inc.	906	13,971
Schnitzer Steel Industries, Inc. Class A	702	19,726
Silver Standard Resources, Inc. (a)	1,261	18,336
Steel Dynamics, Inc.	1,423	44,625
Steel Technologies, Inc.	420	8,438
Wheeling Pittsburgh Corp. (a)	523	13,985
		364,853
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	9,038
TOTAL MATERIALS		879,233
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.7%
Commonwealth Telephone Enterprises, Inc. (a)	639	27,765
Corvis Corp. (a)	11,419	12,104
CT Communications, Inc.	802	11,044
D&E Communications, Inc.	839	9,565
General Communications, Inc. Class A (a)	1,637	14,045
Global Crossing Ltd. (a)	485	7,930
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Golden Telecom, Inc.	1,416	$ 38,020
HickoryTech Corp.	972	10,741
ITC DeltaCom, Inc. (a)	1,721	7,280
Level 3 Communications, Inc. (a)	21,588	56,561
MCI, Inc.	9,586	165,071
McLeodUSA, Inc. Class A (a)	5,360	2,305
North Pittsburgh Systems, Inc.	769	14,857
Primus Telecommunications Group, Inc. (a)	2,302	4,167
PTEK Holdings, Inc. (a)	3,248	27,835
Shenandoah Telecommunications Co.	346	8,145
SureWest Communications	400	10,956
Talk America Holdings, Inc. (a)	989	5,707
Teleglobe International Holdings Ltd. (a)	1,380	3,892
Telewest Global, Inc. (a)	6,987	80,700
Time Warner Telecom, Inc. Class A (a)	1,250	5,738
U.S. LEC Corp. Class A (a)	1,291	5,926
Warwick Valley Telephone Co.	420	9,450
		539,804
Wireless Telecommunication Services - 1.4%
Aether Systems, Inc. (a)	2,467	7,228
Alamosa Holdings, Inc. (a)	3,296	27,027
Arch Wireless, Inc. Class A (a)	623	19,002
At Road, Inc. (a)	2,107	8,449
Boston Communications Group, Inc. (a)	912	7,159
Centennial Communications Corp. Class A (a)	3,308	17,565
Dobson Communications Corp. Class A (a)	2,490	3,486
EMS Technologies, Inc. (a)	443	7,088
Metrocall Holdings, Inc. (a)	148	9,565
Millicom International Cellular SA (a)	3,019	46,526
Nextel Communications, Inc. Class A (a)	31,909	739,970
Nextel Partners, Inc. Class A (a)	5,877	84,746
NII Holdings, Inc. (a)	1,851	67,839
SBA Communications Corp. Class A (a)	2,475	12,870
STET Hellas Telecommunications SA ADR	213	3,406
Telesystem International Wireless, Inc. (a)	3,854	36,108
Ubiquitel, Inc. (a)	5,278	21,851
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Western Wireless Corp. Class A (a)	2,616	$ 65,635
Wireless Facilities, Inc. (a)	1,634	10,425
		1,195,945
TOTAL TELECOMMUNICATION SERVICES		1,735,749
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	28,206
Otter Tail Corp.	877	22,188
		50,394
Gas Utilities - 0.0%
EnergySouth, Inc.	310	13,330
Inergy LP	330	8,105
		21,435
Water Utilities - 0.1%
Artesian Resources Corp. Class A	571	15,748
Connecticut Water Service, Inc.	559	14,366
Middlesex Water Co.	728	13,359
Southwest Water Co.	973	11,744
York Water Co.	855	14,569
		69,786
TOTAL UTILITIES		141,615
TOTAL COMMON STOCKS (Cost $89,063,328)		82,951,921
U.S. Treasury Obligations - 1.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.6% to 1.61% 1/6/05 (d) (Cost $994,373)	$ 1,000,000	994,154
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 1.53% (b)	243,613	$ 243,613
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	907,413	907,413
TOTAL MONEY MARKET FUNDS (Cost $1,151,026)		1,151,026
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $91,208,727)		85,097,101
NET OTHER ASSETS - (1.1)%		(893,789)
NET ASSETS - 100%		$ 84,203,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 Nasdaq 100 Index Contracts	Sept. 2004	$ 1,260,400	$ 31,068

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $621,346.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $91,341,719. Net unrealized depreciation aggregated $6,244,618, of which $5,757,437 related to appreciated investment securities and $12,002,055 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004